UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Credit Suisse Opportunity Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2019 to April 30, 2020

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2020
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2020 (unaudited)

May 21, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the six-month period ended April 30, 2020.

Performance Summary
11/01/19 – 04/30/20

Fund & Benchmark	Performance
Class I1	(3.38)%
Class A1,2	(3.56)%
Class C1,2	(3.87)%
Credit Suisse Managed Futures Liquid Index[3]	(3.70)%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A challenging period for most markets

The six-month period ended April 30, 2020 was a modest one for managed futures. The Credit Suisse Managed Futures Hedge Fund Index declined -0.42%, while the Credit Suisse Managed Futures Liquid Index (the Benchmark for the Fund) was down -3.70% over the period.

Markets ended 2019 on a positive note, as robust economic growth and easing political tensions contributed positively to market sentiment. A less hawkish tone was emerging in the trade talks between the U.S. and China, and the conservative victory in the U.K. election mitigated some of the prevailing Brexit fears at the time. The Federal Reserve signaled its intention to hold its policy stance steady going into 2020, which provided an accommodative monetary policy backdrop for the economy and markets. Cyclical risk assets, such as equities and credit, rallied into the new year. Most currency pairs were up versus the U.S. dollar as sentiment shifted away from safe haven positions. In commodities, industrial metals and energy were buoyant with the improving economic and policy landscape.

By mid-January, sentiment began to deteriorate. On news of the escalating spread of the Coronavirus in Wuhan, China, cyclical risk assets began to sell-off with equities, energy commodities, and industrial metals all experiencing weakness. Sovereign bonds and the U.S. dollar concurrently rallied. By the end of January, with the rate of infection growing rapidly around the globe, the World Health Organization (WHO) declared COVID-19 a global emergency. Quarantine measures, particularly in China, and travel restrictions from other parts of the

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

globe started to emerge. By the end of February, lockdown measures began to ratchet up globally as fears of the outbreak compelled policymakers to forcibly shut down or restrict economic and social activities.

March 2020 proved to be a period of historic stress and volatility for markets around the world. Global equities posted the worst monthly decline since October 2008, and the VIX (CBOE Volatility Index) reached its highest recorded level. Sovereign rates fell to new all-time lows, as central banks around the world uniformly turned accommodative to try to alleviate stress on markets and economies. Currency markets proved volatile, as a sharp U.S. dollar rally reversed course in the back half of the month.

With the exception of precious metals, commodity prices were generally in decline during the first quarter of 2020 as lockdown restrictions significantly affected demand. Oil was caught in a difficult position, as a price war between OPEC and Russia broke out just as the outlook for demand fell.

Heading into April 2020, sentiment slowly began to turn for cyclical risk assets, as markets recouped a sizable portion of March's losses. Equity markets rallied off their late prior month lows in many regions, with technology and healthcare companies generally leading the way. Sovereign rates continued to trend near their all-time lows in light of growth uncertainty and dovish policy stances from central banks. Commodities, with the exception of gold, continued to trade weaker.

Strategic Review and Outlook: Cautiously optimistic moving forward

The Fund (I shares) returned -3.38% vs. a return of -3.70% for the Credit Suisse Managed Futures Liquid Index during the period.

Commodity exposures were the largest contributors to performance for the period. Short exposure to energy contributed positively to performance as oil posted record losses as COVID-19 quarantine measures shut down demand and raised fears about overflowing storage capacity. An emerging price war between Saudi Arabia and Russia also pressured the markets over fear of extra supply. Conversely, losses on precious metals exposure accrued as gold and silver began to lose their safe-haven appeal.

Fixed income positions were a drag on performance toward the end of 2019 but rose into 2020 as global bond yields plunged to record lows amid concerns about the economic impact from the COVID-19 pandemic. U.K. Gilts and U.S. Treasuries were the largest positive contributors.

Equity positions contributed negatively as exposures across most regions generated losses over the first quarter of 2020. Benchmarks made new highs in

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

January and February, suffered sharp declines in March, and then rapid acceleration through April. Net short positions in the program benefited from the March drop, but gave back much of those gains in April.

Currencies were the largest performance detractor. Short exposures to the Japanese Yen and Euro detracted the most from performance, especially during early March as a confluence of factors — ranging from stress in funding markets to the quarter-end repatriation of funds and the worsening coronavirus outbreak in the U.S. — triggered a sell-off in the U.S. dollar.

In April, markets took heart from the unprecedented stimulus programs launched by central banks globally. There were nascent signs that several countries would soon reopen after their virus-imposed lockdowns. Despite that, it is our expectation that volatility may remain elevated in the near-term as investors continue to cope with uncertainty related to health issues, policy responses, and economic trends.

The Managed Futures strategy is designed to profit from both upward and downward trending markets across several asset classes including commodities, bonds, equities and currencies. We continue to believe that the unique return profile of Managed Futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk,

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (8.59)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (4.82)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology The Index does not have transaction costs and investors may not invest directly in the Index.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Average Annual Returns as of April 30, 20201

	1 Year	5 Years	Since Inception[2]
Class I	(4.15)%	(2.36)%	(2.08)%
Class A Without Sales Charge	(4.44)%	(2.61)%	(1.84)%
Class A With Maximum Sales Charge	(9.46)%	(3.66)%	(1.12)%
Class C Without CDSC	(5.09)%	(3.31)%	(1.08)%
Class C With CDSC	(6.03)%	(3.31)%	(1.08)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.31% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$966.20	$964.40	$961.30
Expenses Paid per $1,000*	$6.36	$7.57	$11.22
Hypothetical 5% Fund Return
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$1,018.40	$1,017.16	$1,013.43
Expenses Paid per $1,000*	$6.52	$7.77	$11.51
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	100.00%
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (57.5%)
$40,000	United States Treasury Bills	(AA+, Aaa)	07/16/20	1.755	$39,992,717
35,000	United States Treasury Bills	(AA+, Aaa)	08/13/20	1.556	34,990,395
55,000	United States Treasury Bills	(AA+, Aaa)	10/08/20	1.485	54,976,778
40,000	United States Treasury Bills	(AA+, Aaa)	12/31/20	0.109	39,965,772
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $169,302,005)					169,925,662
TOTAL INVESTMENTS AT VALUE (57.5%) (Cost $169,302,005)					169,925,662
OTHER ASSETS IN EXCESS OF LIABILITIES (42.5%)					125,358,057
NET ASSETS (100.0%)					$295,283,719

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2020.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
JPY Currency Futures	USD	Jun 2020	9	$1,049,963	$(488)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Jun 2020	345	47,976,563	$2,244,307
EURO Bund Futures	EUR	Jun 2020	242	46,234,863	535,826
Long Gilt Futures	GBP	Jun 2020	223	38,732,418	890,241
					$3,670,374
Contracts to Sell
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2020	(352)	(22,960,960)	$(107,549)
CAD Currency Futures	USD	Jun 2020	(626)	(44,962,450)	215,728
EUR Currency Futures	USD	Jun 2020	(253)	(34,667,325)	(829,953)
GBP Currency Futures	USD	Jun 2020	(401)	(31,583,763)	(1,208,798)
					$(1,930,572)
Index Contracts
Hang Seng Index Futures	HKD	May 2020	(65)	(10,271,918)	$(287,860)
EURO Stoxx 50 Index Futures	EUR	Jun 2020	(319)	(10,087,197)	(1,546,200)
FTSE 100 Index Futures	GBP	Jun 2020	(154)	(11,431,494)	(1,219,341)
Nikkei 225 Index Futures OSE	JPY	Jun 2020	(59)	(11,067,845)	(342,444)
S&P 500 E Mini Index Futures	USD	Jun 2020	(84)	(12,190,080)	(2,077,439)
					$(5,473,284)

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Jun 2020	(72)	$(102,874,456)	$(1,106,105)
					$(4,840,075)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$10,429,818	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	$—	$5,265,538
USD	17,145,804	12/04/20	Goldman Sachs	(0.07)%	Bloomberg Industrial Metals Index	At Maturity	—	1,951,821
USD	20,889,127	12/04/20	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	1,846,290
USD	16,397,915	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	522,571
								$9,586,220

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

U.S. Treasury securities in the amount of $6,291,000 received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2020 (unaudited)

Assets
Investments at value (Cost $169,302,005) (Note 2)	$169,925,662
Cash	101,862,639
Foreign currency at value (Cost $311)	323
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	12,895,286
Unrealized appreciation on open swap contracts (Note 2)	9,586,220
Variation margin receivable on futures contracts (Note 2)	861,617
Receivable for Fund shares sold	743,058
Prepaid expenses	52,117
Total assets	295,926,922
Liabilities
Investment advisory fee payable (Note 3)	240,374
Administrative services fee payable (Note 3)	15,758
Shareholder servicing/Distribution fee payable (Note 3)	3,513
Payable for Fund shares redeemed	228,272
Trustees' fee payable	16,304
Net payable for open swap contracts	8,556
Accrued expenses	130,426
Total liabilities	643,203
Net Assets
Capital stock, $.001 par value (Note 6)	31,296
Paid-in capital (Note 6)	315,989,809
Total distributable earnings (loss)	(20,737,386)
Net assets	$295,283,719
I Shares
Net assets	$279,560,558
Shares outstanding	29,609,268
Net asset value, offering price and redemption price per share	$9.44
A Shares
Net assets	$15,480,642
Shares outstanding	1,659,096
Net asset value and redemption price per share	$9.33
Maximum offering price per share (net asset value/(1-5.25%))	$9.85
C Shares
Net assets	$242,519
Shares outstanding	27,202
Net asset value and offering price per share	$8.92

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest	$2,189,909
Total investment income	2,189,909
Expenses
Investment advisory fees (Note 3)	1,677,722
Administrative services fees (Note 3)	24,368
Shareholder servicing/Distribution fees (Note 3)
Class A	26,048
Class C	1,465
Transfer agent fees (Note 3)	194,762
Custodian fees	51,108
Registration fees	35,665
Trustees' fees	32,351
Audit and tax fees	27,433
Printing fees	25,950
Legal fees	21,427
Commitment fees (Note 4)	5,110
Insurance expense	3,894
Miscellaneous expense	5,388
Total expenses	2,132,691
Less: fees waived (Note 3)	(8,026)
Net expenses	2,124,665
Net investment income	65,244
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	159,195
Net realized loss from futures contracts	(10,813,210)
Net realized gain from swap contracts	1,315,212
Net realized gain from foreign currency transactions	1,355
Net change in unrealized appreciation (depreciation) from investments	237,815
Net change in unrealized appreciation (depreciation) from futures contracts	(4,306,148)
Net change in unrealized appreciation (depreciation) from swap contracts	2,490,584
Net change in unrealized appreciation (depreciation) from foreign currency translations	46,679
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(10,868,518)
Net decrease in net assets resulting from operations	$(10,803,274)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
From Operations
Net investment income (loss)	$65,244	$1,193,764
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	(9,337,448)	6,734,438
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(1,531,070)	(5,154,985)
Net increase (decrease) in net assets resulting from operations	(10,803,274)	2,773,217
From Distributions
From distributable earnings
Class I	(5,362,443)	—
Class A	(337,689)	—
Class C	(2,304)	—
Net decrease in net assets resulting from dividends	(5,702,436)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	55,349,925	218,197,002
Reinvestment of dividends	5,402,378	—
Net asset value of shares redeemed	(92,111,047)	(157,656,320)
Net increase (decrease) in net assets from capital share transactions	(31,358,744)	60,540,682
Net increase (decrease) in net assets	(47,864,454)	63,313,899
Net Assets
Beginning of period	343,148,173	279,834,274
End of period	$295,283,719	$343,148,173

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.94	$9.79	$10.49	$10.94	$11.53	$10.85[1]
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.00[3]	0.04	(0.02)	(0.10)	(0.15)	(0.16)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.33)	0.11	(0.68)	(0.06)	0.49	1.51
Total from investment operations	(0.33)	0.15	(0.70)	(0.16)	0.34	1.35
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	—	—	—	(0.52)	(0.04)
Distributions from net realized gains	—	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	(0.17)	—	—	(0.29)	(0.93)	(0.67)
Net asset value, end of period	$9.44	$9.94	$9.79	$10.49	$10.94	$11.53
Total return[4]	(3.38)%	1.53%	(6.67)%	(1.60)%	3.12%	12.88%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$279,561	$318,590	$227,703	$201,478	$127,597	$72,606
Ratio of net expenses to average net assets	1.30%[5]	1.30%	1.30%	1.30%	1.30%	1.32%
Ratio of net investment income (loss) to average net assets	0.06%[5]	0.42%	(0.15)%	(0.99)%	(1.29)%	(1.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.01%[5]	0.02%	0.03%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.82	$9.69	$10.41	$10.88	$11.47	$10.80
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.01)	0.01	(0.05)	(0.12)	(0.17)	(0.19)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.34)	0.12	(0.67)	(0.06)	0.48	1.50
Total from investment operations	(0.35)	0.13	(0.72)	(0.18)	0.31	1.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	—	—	—	(0.49)	(0.01)
Distributions from net realized gains	—	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	(0.14)	—	—	(0.29)	(0.90)	(0.64)
Net asset value, end of period	$9.33	$9.82	$9.69	$10.41	$10.88	$11.47
Total return[2]	(3.56)%	1.34%	(6.92)%	(1.79)%	2.87%	12.47%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$15,481	$24,234	$50,474	$98,756	$38,060	$20,200
Ratio of net expenses to average net assets	1.55%[3]	1.55%	1.55%	1.55%	1.55%	1.56%
Ratio of net investment income (loss) to average net assets	(0.18)%[3]	0.14%	(0.50)%	(1.20)%	(1.54)%	(1.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[3]	0.02%	0.03%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.35[2]	$9.29	$10.06	$10.60	$11.19	$10.62
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.04)	(0.06)	(0.12)	(0.20)	(0.25)	(0.27)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.32)	0.12	(0.65)	(0.05)	0.48	1.47
Total from investment operations	(0.36)	0.06	(0.77)	(0.25)	0.23	1.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	—	—	—	(0.41)	—
Distributions from net realized gains	—	—	—	(0.29)	(0.41)	(0.63)
Total dividends and distributions	(0.07)	—	—	(0.29)	(0.82)	(0.63)
Net asset value, end of period	$8.92	$9.35[2]	$9.29	$10.06	$10.60	$11.19
Total return[3]	(3.87)%	0.65%	(7.65)%	(2.52)%	2.13%	11.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$243	$324	$1,658	$3,365	$3,667	$2,920
Ratio of net expenses to average net assets	2.30%[4]	2.30%	2.30%	2.30%	2.30%	2.32%
Ratio of net investment income (loss) to average net assets	(0.93)%[4]	(0.64)%	(1.22)%	(2.01)%	(2.29)%	(2.31)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.00%[4]	0.02%	0.04%	0.09%	0.05%	0.15%
Portfolio turnover rate	—%	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2020, the Fund held $27,042,790 in the Subsidiary, representing 9.2% of the Fund's consolidated net assets. For the six months ended April 30, 2020, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,315,212.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies

sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase will convert to Class A shares.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$169,925,662	$—	$169,925,662
	$—	$169,925,662	$—	$169,925,662
Other Financial Instruments*
Futures Contracts	$3,886,102	$—	$—	$3,886,102
Swap Contracts**	—	9,586,220	—	9,586,220
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$8,726,177	$—	$—	$8,726,177

*  Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2020 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2020.

Primary Underlying Risk	Derivative Assets[1]	Derivative Liabilities[1]	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Futures contracts[2]	$215,728	$2,146,788	$(10,013,804)	$(580,258)
Index Contracts
Futures contracts[2]	—	5,473,284	1,315,878	(8,662,793)
Swap contracts[3]	9,586,220	—	1,315,212	2,490,584
Interest rate
Futures contracts[2]	3,670,374	1,106,105	(2,115,284)	4,936,903
Total	$13,472,322	$8,726,177	$(9,497,998)	$(1,815,564)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

3  Includes cumulative appreciation (depreciation) of total return swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2020 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2020, the Fund held average monthly notional values on a net basis of $391,345,249, $350,965,836 and $122,961,898 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$9,586,220	$—	$(6,291,000)	$—	$3,295,220

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to open futures contracts was $12,895,286.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to open swap contracts was $0.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2020 and during the six months ended April 30, 2020, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2020, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $1,677,722 and $8,026, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2021.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2020 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2020*	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023
Class I	$142,573	$96,994	$37,859	$—	$7,720
Class A	51,741	39,154	12,286	—	301
Class C	2,832	2,316	511	—	5
Totals	$197,146	$138,464	$50,656	$—	$8,026

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $24,368.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2020, the Fund paid Rule 12b-1 distribution fees of $26,048 for Class A shares and $1,465 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2020, the Fund paid $135,426, which is included within transfer agent fees.

There were no commissions earned on the sale of Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come,

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 4. Line of Credit (continued)

first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2020 and during the six months ended April 30, 2020, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	5,221,564	$50,547,117	20,828,825	$208,889,608
Shares issued in reinvestment of dividends	527,496	5,121,989	—	—
Shares redeemed	(8,176,498)	(79,257,155)	(12,054,533)	(120,020,953)
Net increase (decrease)	(2,427,438)	$(23,588,049)	8,774,292	$88,868,655
	Class A
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	498,726	$4,777,808	934,751	$9,263,794
Shares issued in reinvestment of dividends	28,998	278,377	—	—
Shares redeemed	(1,337,067)	(12,761,599)	(3,676,154)	(36,255,502)
Net decrease	(809,343)	$(7,705,414)	(2,741,403)	$(26,991,708)

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class C
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	2,729	$25,000	4,737	$43,600
Shares issued in reinvestment of dividends	219	2,012	—	—
Shares redeemed	(10,419)	(92,293)	(148,468)	(1,379,865)
Net decrease	(7,471)	$(65,281)	(143,731)	$(1,336,265)

On April 30, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	92%
Class A	2	58%
Class C	6	92%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

28

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 5, 2019 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2019, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2021.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the middle range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services

29

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts such as separate accounts offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and had varying performance compared to its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, economies of scale potentially could be realized and also noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

33

Credit Suisse Managed Futures Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2020, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

34

Credit Suisse Managed Futures Strategy Fund
Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG's reports on the Fund's financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP ("PwC") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

35

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

36

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

37

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

38

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0420

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2020
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2020 (unaudited)

May 19, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the six-month period April 30, 2020.

Performance Summary
11/01/19 – 04/30/20

Fund & Benchmark	Performance
Class I1	(8.97)%
Class A1,2	(9.03)%
Class C1,2	(9.33)%
Credit Suisse Leveraged Loan Index[3]	(7.50)%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively. 2

Market Review: A challenging period overall

The six-month period ended April 30, 2020 was a challenging one for the senior secured loan asset class, with the Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returning -7.50%. All markets experienced volatility in March, with the Index returning, -12.46%, the S&P 500 returning -12.35%, and safe havens like 10-year Treasuries returning 4.16%. The markets bounced from their lows of late March and continued to rally through April, which became the fourth best performing month since the Index's inception with returns of +4.29%. Leveraged loans performed relatively as expected this year — better than riskier equity assets overall, but not as well as other parts of fixed income. The senior loan discount margin, assuming a three-year average life, widened 335 basis points to 847 basis points, while the average price of the Index ended the period at 85.69 – 9.53 points lower than the prior period.

From a quality standpoint, BB's outperformed. Split BBB/BB returned -3.07%/-5.40%, respectively, while Split B and CCC/Split CCC significantly underperformed with returns of -18.34%/-16.87%, respectively.

The Index was led by the food & drug and forest products/containers sectors, which returned 7.80% and -2.78%, respectively for the period. Energy and metals/minerals were the largest laggards, retuning -28.05% and -16.35%, respectively.

According to JPMorgan, retail flows were negative each month for a total of -$23.2 billion for the period. Outflows, which had tapered off toward the end of

1

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

2019 and had a nearly flat reading in January 2020, escalated in conjunction with the Covid-19 outbreak. This culminated in a massive outflow of -$13.4 billion in March — the largest negative reading since December '18 and the second worst monthly return (-13.03%) for the Index after October '08.

For the period, gross and net leveraged loan issuance was $300.9 billion and $75.9 billion, respectively — compared to $206.3 billion and $104.6 billion in the previous six-month period. At the same time, gross and net CLO issuance was $66.3 billion and $38.8 billion respectively, compared to $82.21 billion and $56.3 billion the previous period. According to JPMorgan, April had a record 19 companies file for bankruptcy. Affected debt included $24 billion in bonds and $11.7 billion in loans — bringing the par-weighted default rate in loans up to a five-year high of 2.63%.

Strategic review and outlook: Moving forward cautiously

For the six-month period ended April 30, 2020, the Fund underperformed the benchmark. Negative security selection in manufacturing, media/telecommunications and financials detracted the most from relative performance. From a ratings perspective, Caa1 and Ba3-rated positions also detracted from relative performance.

As markets digest the financial impacts of the global pandemic, we expect issuance of both leveraged loans and CLO's will be marginal in the near term. We continue to monitor fundamental credit trends including the possibility of defaults. The consensus among street strategists is generally for a loan default rate of 5-8% in 2020.

Beyond defaults, the widespread trend of downgrades is important to note. Rating agencies have downgraded many issuers in the current environment — especially those directly affected by the pandemic and ensuing shutdowns. Downgrades can have a negative effect on the loan market, as many institutional buyers have restrictions on lower-rated securities. In addition, downgrades can cause CLOs to fail tests, including overcollateralization or CCC baskets, which can in turn impede a CLO's ability to trade and buy certain loans.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

2

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, interest rate risk, liquidity risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (13.36)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was (10.22)%.

3  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

3

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Average Annual Returns as of April 30, 20201

	1 Year	5 Years	10 Years
Class I	(8.89)%	1.28%	3.82%
Class A Without Sales Charge	(9.19)%	1.01%	3.56%
Class A With Maximum Sales Charge	(13.53)%	0.02%	3.05%
Class C Without CDSC	(9.83)%	0.27%	2.78%
Class C With CDSC	(10.69)%	0.27%	2.78%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.82% for Class I shares, 1.07% for Class A shares and 1.82% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

4

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$910.30	$909.70	$906.70
Expenses Paid per $1,000*	$3.32	$4.51	$8.06
Hypothetical 5% Fund Return
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$1,021.38	$1,020.14	$1,016.41
Expenses Paid per $1,000*	$3.52	$4.77	$8.52
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

6

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2020)

S&P Ratings**
A	1.1%
BBB	5.2
BB	18.9
B	52.6
CCC	16.7
CC	0.6
C	0.2
D	0.0[1]
NR	4.4
Subtotal	99.7
Equity and Other	0.3
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

7

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (83.0%)
Advertising (1.2%)
$8,663	Clear Channel Outdoor Holdings, Inc., LIBOR 3M + 3.500%(1)	(B+, B1)	08/21/26	4.260	$7,569,338
4,346	MH Sub I LLC, LIBOR 6M + 3.750%(1)	(B, B2)	09/13/24	4.822	4,051,658
5,980	MH Sub I LLC, LIBOR 6M + 7.500%(1)	(CCC+, Caa2)	09/15/25	8.572	5,277,350
3,990	Southern Graphics, Inc., LIBOR 3M + 3.250%(1)	(CCC+, B3)	12/31/22	4.700	2,163,062
6,000	Southern Graphics, Inc., LIBOR 3M + 7.500%(1),(2)	(CCC-, Caa3)	12/31/23	8.950	549,990
					19,611,398
Aerospace & Defense (1.1%)
500	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.750%(1)	(BBB-, Baa2)	01/15/25	2.500	472,632
8,000	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.500%(1)	(BBB-, Baa2)	02/12/27	2.250	7,478,000
2,883	Fly Funding II S.a.r.l., LIBOR 3M + 1.750%(1)	(BBB-, Ba2)	08/11/25	3.480	2,612,384
7,289	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(1)	(CCC+, Caa2)	11/28/21	6.742	6,125,819
2,218	TransDigm, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba3)	08/22/24	2.654	1,953,043
					18,641,878
Air Transportation (0.8%)
1,408	American Airlines, Inc., LIBOR 1M + 1.750%(1)	(BB-, Ba1)	01/29/27	2.188	1,023,398
11,603	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba1)	12/14/23	2.814	9,113,460
3,418	Delta Air Lines, Inc., LIBOR 1M + 4.750%(1)	(BBB-, Baa2)	04/29/23	5.510	3,407,692
					13,544,550
Auto Parts & Equipment (2.7%)
8,803	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	04/06/24	3.000	7,663,979
2,948	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(1),(3)	(B, B2)	05/22/25	6.779	2,372,737
20,921	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(2)	(B, Ba3)	11/02/23	2.750	15,690,379
9,646	Jason, Inc., LIBOR 2M + 4.500%(1),(2)	(CC, Caa3)	06/30/21	5.500	4,774,531
8,557	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(1)	(B, Ba3)	04/30/26	3.904	7,782,591
12,728	U.S. Farathane LLC, LIBOR 1M + 3.500%(1),(3)	(CCC, Caa3)	12/23/21	4.950	7,573,250
					45,857,467
Automakers (0.9%)
12,073	TI Group Automotive Systems LLC, EURIBOR 3M + 2.750%(1),(4)	(BB-, B1)	06/30/22	3.500	12,165,193
3,811	TI Group Automotive Systems LLC, LIBOR 1M + 2.500%(1),(3)	(BB-, B1)	06/30/22	3.250	3,544,332
					15,709,525

See Accompanying Notes to Financial Statements.
8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Banking (0.4%)
$6,774	Citco Funding LLC, LIBOR 3M + 2.500%(1),(3)	(NR, Ba3)	09/28/23	3.572	$6,367,998
Building & Construction (0.3%)
1,964	ACProducts, Inc., LIBOR 3M + 6.500%(1)	(B, B2)	08/18/25	8.192	1,767,857
4,212	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1),(3)	(BB, B2)	10/29/24	3.750	4,001,474
					5,769,331
Building Materials (4.3%)
3,930	Airxcel, Inc., LIBOR 1M + 4.500%(1)	(B-, Caa2)	04/28/25	4.904	2,875,443
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1),(2)	(CCC, Ca)	04/27/26	9.154	1,260,250
11,785	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	01/15/27	2.404	11,101,248
7,218	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1),(3)	(BB-, Ba2)	02/14/27	2.410	6,423,998
8,000	Installed Building Products, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/15/25	2.654	7,500,000
1,948	NCI Building Systems, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	4.579	1,688,421
15,670	Priso Acquisition Corp., LIBOR 6M + 3.000%(1)	(B+, B3)	05/08/22	4.160	14,435,877
15,507	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba2)	11/21/24	2.404	14,742,875
14,008	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.710	12,321,718
					72,349,830
Cable & Satellite TV (1.3%)
15,308	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	3.064	14,699,555
7,000	Ziggo B.V., EURIBOR 6M + 3.000%(1),(4)	(B+, B1)	01/31/29	3.000	7,357,195
					22,056,750
Chemicals (8.1%)
5,207	Allnex (Luxembourg) & Cy S.C.A., EURIBOR 3M + 3.250%(1),(4)	(B, B2)	09/13/23	3.250	5,047,489
2,325	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.863	2,044,066
1,752	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.863	1,539,997
18,379	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B-, B2)	01/31/24	4.450	17,279,574
9,191	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1),(3)	(BB-, B1)	08/27/26	6.700	8,455,405
2,565	ASP Chromaflo Dutch I B.V., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	4.500	2,195,080
1,061	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2)	(CCC, Caa2)	11/18/24	9.000	824,558
1,972	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	11/20/23	4.500	1,688,108
9,555	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	3.200	9,324,421

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$7,286	CeramTec AcquiCo GmbH, EURIBOR 3M + 2.500%(1),(4)	(B, B2)	03/07/25	2.500	$7,361,908
2,633	Ferro Corp., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	3.700	2,548,009
2,577	Ferro Corp., LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	3.700	2,493,796
1,915	Flint Group GmbH, EURIBOR 3M + 3.000%(1),(4)	(CCC+, Caa1)	09/07/21	3.750	1,733,069
554	Flint Group GmbH, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/07/21	4.020	452,545
3,351	Flint Group U.S. LLC, LIBOR 3M + 3.000%(1)	(CCC+, Caa1)	09/07/21	4.020	2,737,524
9,113	Gemini HDPE LLC, LIBOR 3M + 2.500%(1),(3)	(BB, Ba3)	08/07/24	3.270	8,748,285
8,899	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(CCC+, Caa1)	03/31/25	4.500	7,263,442
2,907	PMHC II, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC, Caa3)	03/30/26	9.933	2,020,472
10,710	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(1)	(B, B2)	10/15/25	5.725	9,344,312
3,144	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(3)	(BB+, B2)	07/13/23	3.160	3,018,428
5,532	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	5.613	4,832,480
16,287	Starfruit Finco B.V, LIBOR 1M + 3.000%(1)	(B+, B1)	10/01/25	3.864	14,886,770
4,625	Tronox Finance LLC, LIBOR 1M + 2.750%(1)	(B+, Ba3)	09/23/24	3.587	4,364,131
698	Univar, Inc., LIBOR 3M + 2.250%(1)	(BB+, Ba3)	07/01/24	3.700	677,318
22,398	UTEX Industries, Inc., LIBOR 1M + 4.000%(1)	(CCC, Caa1)	05/22/21	5.311	6,204,369
3,978	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC, Caa2)	10/27/25	9.863	2,705,222
6,567	Zep, Inc., LIBOR 3M + 4.000%(1)	(CCC+, Caa1)	08/12/24	5.072	4,968,281
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Ca)	08/11/25	9.322	1,125,000
					135,884,059
Diversified Capital Goods (2.2%)
3,169	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, Ba3)	01/02/26	5.329	3,065,727
3,402	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(CCC, Caa1)	01/28/22	4.700	2,036,669
3,930	Electrical Components International, Inc., LIBOR 1M + 4.250%(1),(2)	(B-, B2)	06/26/25	4.654	2,947,500
2,770	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B2)	03/29/25	3.404	2,652,643
12,500	Ingersoll-Rand Services Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	03/01/27	2.154	11,932,812
15,415	Vertiv Group Corp., LIBOR 1M + 3.000%(1),(3)	(B+, B1)	03/02/27	3.993	14,567,264
					37,202,615
Electric - Generation (0.7%)
12,437	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	08/01/25	3.750	11,839,574
Electronics (4.1%)
4,205	Brooks Automation, Inc., LIBOR 3M + 2.500%(1),(3)	(BB-, Ba3)	10/04/24	3.740	3,994,527
2,444	EXC Holdings III Corp., LIBOR 3M + 3.500%(1),(3)	(B-, B2)	12/02/24	4.950	2,297,125

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics
$21,021	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	2.654	$19,002,566
9,609	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(BB+, Baa3)	05/29/25	2.410	9,330,011
13,709	Oberthur Technologies S.A., LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	5.200	11,878,384
7,000	Oberthur Technologies S.A., EURIBOR 3M + 3.750%(1),(4)	(B-, B3)	01/10/24	3.750	6,826,133
17,171	Tempo Acquisition LLC, LIBOR 1M + 2.750%(1)	(B, B1)	05/01/24	3.154	16,237,214
					69,565,960
Energy - Exploration & Production (1.1%)
2,728	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	05/22/26	4.404	1,936,591
5,474	PES Holdings LLC, Prime + 7.250%(1),(5)	(NR, NR)	12/31/22	10.500	5,060,764
15,061	PES Holdings LLC, Prime + 6.990%(1),(3),(5)	(NR, NR)	12/31/22	6.990	3,539,448
1,163	PES Holdings LLC, LIBOR 1M + 14.000%(1)	(NR, NR)	05/29/20	14.404	1,242,602
2,438	PES Holdings LLC, LIBOR 1M + 14.000%(1),(3)	(NR, NR)	05/29/20	15.450	2,595,937
4,107	PES Holdings LLC, Prime + 9.000%(1),(2),(3),(5)	(NR, NR)	12/31/22	7.000	3,531,791
					17,907,133
Food & Drug Retailers (0.3%)
2,999	L1R HB Finance Limited Â , EURIBOR 3M + 4.250%(1),(4)	(B-, Caa1)	09/02/24	4.250	2,067,110
2,999	L1R HB Finance Limited Â , LIBOR 3M + 5.250%(1),(6)	(B-, Caa1)	09/02/24	5.772	2,383,190
					4,450,300
Food - Wholesale (1.4%)
1,974	AI Aqua Merger Sub, Inc., LIBOR 3M + 3.250%(1)	(B, B2)	12/13/23	4.322	1,831,339
2,962	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1),(3)	(B, B2)	12/13/23	4.322	2,769,494
2,770	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(3)	(B, B2)	12/13/23	5.342	2,618,048
2,143	U.S. Foods, Inc., LIBOR 6M + 2.000%(1)	(BB, B3)	09/13/26	3.072	1,926,990
11,922	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B3)	10/22/25	4.654	10,842,723
5,000	Zara UK Midco Ltd., EURIBOR 6M + 5.750%(1),(2),(4)	(B, B2)	01/31/25	5.750	3,422,812
					23,411,406
Gaming (2.4%)
6,607	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(BB-, Ba3)	12/23/24	3.154	5,616,064
7,283	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(2)	(CCC+, Caa2)	07/08/24	4.404	5,559,532
6,156	Eldorado Resorts LLC, LIBOR 6M + 2.250%(1)	(BB-, Ba1)	04/17/24	3.250	5,883,565

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Gaming
$5,872	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.000%(1),(3)	(B, B2)	03/13/25	4.450	$3,817,054
12,600	Jackpotjoy PLC, LIBOR 3M + 4.750%(1),(6)	(B+, B1)	12/06/24	4.952	15,018,901
5,000	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1),(3)	(B+, B1)	07/10/25	4.950	4,987,500
					40,882,616
Gas Distribution (0.2%)
4,455	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(1)	(B+, B3)	09/27/24	5.000	3,403,135
Health Facilities (1.4%)
6,598	DaVita, Inc., LIBOR 1M + 1.500%(1),(3)	(BBB-, Ba1)	08/12/24	1.904	6,367,301
2,875	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(1)	(B-, B2)	09/03/24	4.250	2,580,549
1,297	Surgery Center Holdings, Inc., LIBOR 1M + 8.000%(1)	(B-, B2)	09/03/24	9.000	1,303,565
2,721	Western Dental Services, Inc., LIBOR 3M + 4.500%(1),(3)	(CCC+, B3)	06/30/23	5.950	2,204,307
14,361	Western Dental Services, Inc., LIBOR 3M + 5.250%(1)	(CCC+, B3)	06/30/23	6.700	11,608,028
					24,063,750
Health Services (2.4%)
14,569	Athenahealth, Inc., LIBOR 3M + 4.500%(1),(3)	(B, B2)	02/11/26	5.284	13,549,630
7,920	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B, B3)	02/27/26	4.154	6,722,108
5,359	Carestream Health, Inc., LIBOR 3M + 6.250%(1)	(B-, B1)	02/28/21	7.322	4,924,656
3,588	Radiology Partners Holdings LLC, LIBOR 12M + 4.250%(1)	(B-, B3)	07/09/25	5.667	3,245,227
10,110	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(1)	(B, B2)	12/13/26	5.500	9,760,183
3,079	Valitas Health Services, Inc., LIBOR 3M + 10.000%(1),(3),(7)	(NR, NR)	06/30/20	11.450	1,670,861
5,517	Valitas Health Services, Inc., LIBOR 3M + 12.000%(1),(3),(7)	(NR, NR)	06/30/20	13.450	550
					39,873,215
Hotels (0.6%)
5,000	Compass III Ltd., EURIBOR 6M + 4.500%(1),(4)	(B, B2)	05/07/25	4.500	4,093,683
3,000	Compass IV Ltd., EURIBOR 6M + 8.000%(1),(4)	(CCC, Caa2)	04/30/26	9.000	1,634,735
3,082	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B+, Caa1)	04/29/24	3.750	2,514,130
1,628	RHP Hotel Properties, LP, LIBOR 1M + 2.000%(1)	(BB-, Ba3)	05/11/24	2.410	1,530,480
					9,773,028

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance Brokerage (2.7%)
$13,485	Acrisure LLC, LIBOR 3M + 3.500%(1)	(B, B2)	02/15/27	5.207	$12,521,035
4,415	Alliant Holdings Intermediate, LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/09/25	3.154	4,151,429
6,393	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	3.904	6,016,388
7,333	Hyperion Insurance Group Ltd., EURIBOR 1M + 3.500%(1),(2),(4)	(B, B2)	12/13/24	3.500	7,322,133
16,700	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B2)	02/15/27	3.654	15,122,019
					45,133,004
Investments & Misc. Financial Services (1.4%)
10,178	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(2)	(B+, B3)	04/03/24	5.450	7,913,422
19,055	Ditech Holding Corp., Prime + 7.000%(1),(5)	(NR, NR)	06/30/22	11.250	7,685,568
1,244	EIG Management Company, LLC, LIBOR 1M + 3.750%(1),(2)	(BB, Ba2)	02/22/25	4.500	1,131,203
7,171	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.864	6,975,315
					23,705,508
Machinery (1.8%)
6,895	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	10/01/25	3.404	5,727,159
2,319	CPM Holdings, Inc., LIBOR 6M + 3.750%(1)	(CCC+, B3)	11/17/25	4.840	1,879,654
1,977	CPM Holdings, Inc., LIBOR 6M + 8.250%(1),(2)	(CCC, Caa3)	11/15/26	9.342	1,663,981
2,841	Doncasters Finance U.S. LLC, LIBOR 3M + 6.750%(1),(6)	(NR, NR)	03/06/24	8.750	3,082,068
2,925	Doncasters Finance U.S. LLC, LIBOR 3M + 0.500%(1),(3),(6)	(NR, NR)	03/06/25	14.000	1,844,746
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(2)	(CCC, Caa3)	09/06/26	7.154	1,977,271
10,060	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(CCC+, B3)	09/06/25	3.904	8,134,374
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1),(3)	(CCC+, B2)	10/23/25	2.904	6,700,387
					31,009,640
Managed Care (1.0%)
8,653	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	04/02/25	3.875	8,410,858
9,000	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/23	4.200	8,337,690
					16,748,548
Media - Diversified (0.5%)
3,175	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(BB, Ba2)	08/24/26	3.820	2,612,630
2,645	NEP/NCP Holdco, Inc., LIBOR 3M + 3.250%(1),(3)	(B, Caa1)	10/20/25	4.700	2,142,066
5,000	NEP/NCP Holdco, Inc., LIBOR 3M + 7.000%(1),(2),(3)	(CCC, Ca)	10/19/26	8.450	3,000,000
					7,754,696
See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Media Content (0.2%)
$4,226	WMG Acquisition Corp., LIBOR 1M + 2.125%(1)	(BB-, Ba3)	11/01/23	2.529	$4,120,651
Medical Products (0.8%)
14,968	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(1)	(CCC+, B3)	06/15/23	6.060	11,490,597
1,866	Avantor, Inc., LIBOR 1M + 2.250%(1)	(B+, Ba2)	11/21/24	3.250	1,838,276
214	Lifescan Global Corp., LIBOR 6M + 6.000%(1)	(B, B2)	10/01/24	7.181	178,594
					13,507,467
Metals & Mining - Excluding Steel (0.7%)
11,753	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1),(3)	(BB-, B1)	02/12/25	4.500	10,694,858
7,529	Noranda Aluminum Acquisition Corp., Prime + 3.500%(1),(3),(5)	(NR, NR)	02/28/19	8.750	527,018
					11,221,876
Non - Electric Utilities (0.1%)
4,735	BCP Raptor LLC, LIBOR 2M + 4.250%(1)	(B-, B3)	06/24/24	5.250	2,296,539
Packaging (2.3%)
3,929	Anchor Glass Container Corp., LIBOR 3M + 2.750%(1)	(CCC+, B3)	12/07/23	4.140	2,633,864
6,175	Anchor Glass Container Corp., LIBOR 3M + 7.750%(1),(2)	(CCC-, Caa2)	12/07/24	9.137	2,527,119
12,635	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	4.433	11,877,292
10,000	Klockner-Pentaplast of America, Inc., EURIBOR 3M + 4.750%(1),(4)	(B-, B3)	06/30/22	4.750	9,193,673
1,246	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	11/20/23	4.840	1,154,450
10,753	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	3.154	10,287,184
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(3)	(CC, C)	10/27/25	9.513	875,000
					38,548,582
Personal & Household Products (1.0%)
3,400	Keter Group B.V., EURIBOR 3M + 4.250%(1),(4)	(CCC+, Caa1)	10/31/23	5.250	2,886,115
13,269	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(1)	(CCC-, Caa3)	11/08/23	4.610	6,103,878
6,612	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(1)	(C, Ca)	11/08/24	9.020	1,620,049
7,003	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(1)	(B-, B2)	11/30/23	5.200	6,362,729
					16,972,771
Pharmaceuticals (2.4%)
4,234	Akorn, Inc., LIBOR 1M + 13.750%(1)	(CC, Caa3)	04/16/21	7.750	3,590,233
2,160	Alkermes, Inc., LIBOR 1M + 2.250%(1),(3)	(BB, Ba3)	03/27/23	3.010	1,998,313

See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Pharmaceuticals
$14,508	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(1)	(B+, B1)	04/29/24	5.000	$13,306,591
7,182	RPI 2019 Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Baa3)	02/11/27	2.154	6,996,248
4,938	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	2.154	4,820,234
10,095	Syneos Health, Inc., LIBOR 1M + 1.500%(1),(3)	(BB, Ba3)	03/26/24	1.904	9,451,281
					40,162,900
Real Estate Development & Management (1.4%)
8,828	Forest City Enterprises LP, LIBOR 1M + 3.500%(1)	(B+, B2)	12/08/25	3.904	8,099,607
18,500	Hanjin International Corp., LIBOR 1M + 2.500%(1),(3)	(B, B1)	10/18/20	2.904	15,817,500
					23,917,107
Recreation & Travel (3.8%)
13,105	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B1)	07/31/24	3.154	12,212,212
2,154	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC, Caa3)	09/04/26	8.822	1,593,846
10,054	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(1)	(B, B3)	09/05/25	4.822	8,288,160
9,645	Cineworld Ltd., LIBOR 1M + 1.500%(1),(3)	(CCC+, B3)	02/05/27	3.000	5,883,375
6,549	Crown Finance U.S., Inc., LIBOR 6M + 2.250%(1)	(CCC+, B3)	02/28/25	3.322	4,202,233
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC+, B3)	04/27/25	5.950	6,436,847
1,038	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(B, B1)	11/12/26	4.322	903,958
7,874	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(B, B1)	11/13/26	4.323	6,858,069
3,980	Richmond UK Bidco Ltd., LIBOR 6M + 4.250%(1),(6)	(B-, B3)	03/03/24	4.975	4,129,147
3,636	Samsonite International S.A., LIBOR 1M + 4.500%(1),(3)	(BB, Ba2)	04/25/25	5.500	3,563,636
11,758	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B3)	03/31/24	3.750	9,948,079
					64,019,562
Restaurants (2.2%)
9,999	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	2.154	9,435,294
14,637	Golden Nugget, Inc., LIBOR 1M + 2.500%(1)	(B, B2)	10/04/23	3.455	11,912,362
9,849	IRB Holding Corp., LIBOR 1M + 2.750%(1)	(B, B3)	02/05/25	3.751	8,675,106
8,448	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	3.404	7,222,894
					37,245,656
Software - Services (10.1%)
9,869	Almonde, Inc., LIBOR 6M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	8,632,429
4,078	Almonde, Inc., LIBOR 6M + 7.250%(1)	(CCC-, Caa2)	06/13/25	8.250	3,507,013
4,615	Compuware Corp., LIBOR 1M + 4.000%(1)	(B, B2)	08/22/25	4.404	4,543,397

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$14,743	Epicor Software Corp., LIBOR 1M + 3.250%(1)	(B-, B2)	06/01/22	3.660	$14,298,718
11,697	Flexera Software LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/26/25	4.500	11,269,631
10,289	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B3)	06/28/24	4.625	9,672,048
7,701	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(1)	(BB, Ba1)	02/15/24	2.154	7,483,339
3,847	Greeneden U.S. Holdings II LLC, EURIBOR 3M + 3.500%(1),(3),(4)	(B-, B2)	12/01/23	3.500	4,003,299
4,250	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	7.750	3,998,549
9,505	Hyland Software, Inc., LIBOR 1M + 3.250%(1)	(B-, B1)	07/01/24	4.000	9,154,582
5,747	Infor (U.S.), Inc., EURIBOR 1M + 2.250%(1),(4)	(B, Ba3)	02/01/22	3.250	6,241,661
13,905	MA FinanceCo. LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	11/19/21	2.654	13,315,658
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.904	1,822,927
12,624	Project Alpha Intermediate Holding, Inc., LIBOR 6M + 3.500%(1)	(B, B3)	04/26/24	5.380	11,982,017
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.904	12,204,950
4,488	SkillSoft Corp., LIBOR 3M + 4.750%(1)	(CCC-, Caa2)	04/28/21	5.750	2,796,417
14,421	Solera LLC, LIBOR 3M + 2.750%(1)	(B, Ba3)	03/03/23	4.363	13,735,985
3,464	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	2.154	3,345,832
4,866	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	2.154	4,700,566
13,129	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B, B2)	05/04/26	4.154	12,586,009
7,725	Verint Systems, Inc., LIBOR 1M + 2.000%(1),(3)	(BBB-, Ba1)	06/28/24	3.361	7,590,141
3,528	VS Buyer LLC, LIBOR 3M + 3.250%(1)	(B-, B1)	02/28/27	4.863	3,355,636
					170,240,804
Specialty Retail (1.4%)
2,881	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC, Caa2)	10/03/25	8.500	2,203,965
2,334	Champ Acquisition Corp., LIBOR 6M + 5.500%(1)	(B, B1)	12/19/25	6.572	2,084,194
2,269	EG America LLC, LIBOR 6M + 8.000%(1),(2)	(CCC+, Caa1)	04/20/26	9.072	1,752,971
13,180	EG Finco Ltd., EURIBOR 3M + 4.000%(1),(4)	(B, B2)	02/07/25	4.000	12,447,845
6,343	Mister Car Wash Holdings, Inc., LIBOR 6M + 3.250%(1)	(CCC+, B2)	05/14/26	4.375	5,448,585
					23,937,560
Steel Producers/Products (1.6%)
13,224	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	4.020	12,740,686
15,400	Zekelman Industries, Inc., LIBOR 1M + 2.250%(1)	(BB, Ba3)	01/24/27	2.820	14,655,641
					27,396,327

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services (4.3%)
$7,735	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	07/10/26	4.654	$7,253,540
3,698	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	5.455	3,150,747
2,689	Change Healthcare Holdings LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	03/01/24	3.500	2,599,096
5,000	MSX International, Inc., EURIBOR 6M + 4.500%(1),(2),(4)	(B-, Caa1)	01/06/24	4.500	4,522,685
9,097	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	3.750	8,646,660
3,660	Sabre GLBL, Inc., LIBOR 1M + 2.000%(1)	(B+, Ba3)	02/22/24	2.404	3,375,438
14,128	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	5.500	10,702,049
8,665	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.654	8,026,362
14,080	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	2.750	12,564,337
7,336	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(B-, Caa1)	02/16/24	5.500	5,630,594
6,717	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC, Caa2)	08/25/25	9.671	5,138,636
					71,610,144
Tech Hardware & Equipment (0.6%)
9,950	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B+, Ba3)	04/06/26	3.654	9,436,530
Telecom - Wireline Integrated & Services (1.1%)
7,671	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	4.502	7,146,410
5,000	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.654	4,750,325
1,664	GTT Communications, Inc., LIBOR 1M + 2.750%(1)	(CCC+, B2)	05/31/25	3.150	1,231,013
1,393	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	3.154	1,283,136
4,000	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.404	3,769,620
					18,180,504
Theaters & Entertainment (3.4%)
7,025	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(1)	(CCC+, B3)	04/22/26	4.080	5,199,138
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1),(3)	(B-, B3)	07/03/26	5.500	9,733,211
4,847	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B3)	05/08/25	3.500	3,781,829
9,446	PUG LLC, LIBOR 1M + 3.500%(1)	(B-, B2)	02/12/27	3.904	7,808,946
7,000	Technicolor S.A., EURIBOR 3M + 3.000%(1),(4)	(B-, Caa1)	12/06/23	3.000	4,121,066
3,885	Technicolor S.A., LIBOR 3M + 2.750%(1)	(B-, Caa1)	12/06/23	4.363	1,955,593
6,500	Technicolor S.A., EURIBOR 3M + 3.500%(1),(4)	(B-, Caa1)	12/06/23	3.500	3,915,697

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$8,371	UFC Holdings, LLC, LIBOR 1M + 3.250%(1)	(B, B2)	04/29/26	4.250	$7,910,339
16,360	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(CCC+, B3)	05/18/25	3.731	12,368,324
					56,794,143
Transport Infrastructure/Services (0.3%)
6,988	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1)	(B-, B3)	03/11/24	4.000	4,873,998
TOTAL BANK LOANS (Cost $1,660,808,684)					1,397,000,035
CORPORATE BONDS (7.1%)
Auto Parts & Equipment (0.3%)
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(8)	(CCC, Caa1)	11/15/26	5.625	4,380,038
1,345	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(8)	(CCC+, B3)	05/15/27	8.500	1,146,142
					5,526,180
Building Materials (1.3%)
23,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/14/20 @ 100.00)(8)	(CCC-, Caa1)	08/15/20	12.000	17,633,920
5,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 100.00)(8),(9)	(CCC+, Caa2)	05/15/23	9.000	4,019,627
					21,653,547
Cable & Satellite TV (0.4%)
1,100	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(8)	(BB, Ba3)	05/15/26	5.500	1,147,520
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(8)	(BB-, Ba3)	03/01/28	5.500	3,519,000
2,455	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(8)	(B+, B1)	01/15/27	5.500	2,508,642
					7,175,162
Chemicals (0.3%)
4,500	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 102.00)(8),(10)	(CCC, Caa2)	06/01/23	8.750	4,262,850
890	Nufarm Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/30/21 @ 102.88)(8)	(BB-, B1)	04/30/26	5.750	842,919
					5,105,769

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics (0.2%)
$3,249	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(8)	(BB, Ba2)	02/10/26	4.625	$3,272,068
Energy - Exploration & Production (0.2%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(8)	(B, Caa3)	11/01/23	9.750	2,555,500
Health Services (0.1%)
2,450	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(8)	(CCC, Caa3)	02/01/28	9.250	2,348,937
Insurance Brokerage (0.2%)
3,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(8)	(CCC+, Caa2)	11/15/25	7.000	2,673,750
Investments & Misc. Financial Services (0.2%)
3,175	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(8)	(B, B2)	05/01/26	8.000	3,340,417
Media Content (0.1%)
3,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(8)	(BB, Ba2)	08/15/26	5.375	2,294,100
Metals & Mining - Excluding Steel (0.4%)
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 104.38)(2),(8)	(CCC+, Caa1)	06/15/22	8.750	7,020,306
Oil Field Equipment & Services (0.3%)
3,768	Pioneer Energy Services Corp.(3),(7)	(NR, NR)	08/28/25	5.000	2,706,177
7,525	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(5)	(D, NR)	03/15/22	6.125	103,469
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(8)	(CCC+, Caa1)	02/15/25	8.250	2,205,000
					5,014,646
Packaging (0.4%)
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(8)	(BB-, Ba3)	10/15/25	4.875	7,154,599

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (0.5%)
$355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(8)	(B, B3)	04/01/26	9.250	$394,050
65	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(8)	(B, B3)	05/15/23	5.875	64,613
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	8,339,729
					8,798,392
Real Estate Investment Trusts (0.3%)
5,000	iStar, Inc., Senior Unsecured Notes (Callable 05/29/20 @ 102.63)	(BB, Ba3)	09/15/22	5.250	4,560,250
Recreation & Travel (0.3%)
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(8),(9)	(B-, B3)	04/15/27	5.500	1,305,525
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.66)(8)	(B-, B3)	07/31/24	4.875	1,147,478
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(8)	(BB-, Ba2)	07/01/25	7.000	2,599,500
					5,052,503
Restaurants (0.2%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 103.38)(8)	(CCC, Caa2)	10/15/24	6.750	2,721,997
Software - Services (0.4%)
2,295	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/29/20 @ 100.00), LIBOR 3M + 7.250%(1),(8)	(CCC, Caa2)	06/30/23	8.700	2,295,063
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 105.25)(8)	(CCC+, Caa1)	03/01/24	10.500	5,003,001
					7,298,064
Specialty Retail (0.1%)
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	689,738
Support - Services (0.1%)
1,782	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(8)	(CCC+, NR)	05/01/25	7.875	732,848

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.3%)
$3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(8),(9)	(B-, B3)	03/15/27	5.000	$2,591,400
2,750	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(8),(9)	(B-, B3)	03/01/27	8.250	2,648,662
					5,240,062
Telecom - Wireline Integrated & Services (0.5%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(8)	(B, B2)	05/15/26	7.500	4,188,600
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 105.91)(8)	(CCC-, Caa1)	12/31/24	7.875	4,226,250
					8,414,850
Theaters & Entertainment (0.1%)
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(C, Caa2)	05/15/27	6.125	187,938
3,800	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)	(C, Caa2)	11/15/26	5.875	874,000
					1,061,938
TOTAL CORPORATE BONDS (Cost $161,423,842)					119,705,623
ASSET BACKED SECURITIES (4.6%)
Collateralized Debt Obligations (4.6%)
5,000	Ares XXXVIII CLO Ltd., 2015-38A, Rule 144A, LIBOR 3M + 5.050%(1),(8)	(NR, Ba3)	04/20/30	6.185	3,528,760
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(BB-, NR)	04/20/31	6.535	1,149,626
2,000	Bowman Park CLO Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(BB-, NR)	11/23/25	7.083	1,552,810
4,294	Capital Automotive LLC, 2017-1A, Rule 144A(8)	(A+, NR)	04/15/47	3.870	4,285,035
2,592	Capital Automotive LLC, 2017-1A, Rule 144A(8)	(A+, NR)	04/15/47	4.180	2,599,191
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(BB-, NR)	07/27/31	6.391	402,044
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(8)	(BBB-, NR)	07/15/31	4.369	1,577,282
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(2),(8)	(NR, B1)	04/27/27	7.141	1,105,682
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(8),(11)	(NR, NR)	07/20/31	0.000	986,010
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/18/31	6.985	1,563,752

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$4,000	Crown Point CLO Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(8)	(NR, Baa3)	04/20/31	3.885	$3,073,124
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(8)	(NR, Baa3)	10/15/29	4.419	2,678,553
5,000	Galaxy CLO XVIII Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(8)	(BBB-, NR)	07/15/31	4.219	4,024,805
3,250	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	6.535	2,262,559
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	10/15/29	7.569	1,292,623
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(8)	(BB-, NR)	04/15/33	8.018	1,305,766
6,500	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(8)	(A, NR)	04/17/30	4.085	6,056,232
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(8)	(BBB-, NR)	04/17/30	5.085	879,723
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(8)	(A, NR)	01/27/31	2.991	5,371,680
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(8)	(BBB-, NR)	01/27/31	3.991	2,972,545
5,150	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/27/31	6.841	3,412,601
2,250	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(BB-, NR)	04/26/31	6.741	1,534,003
2,500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	6.676	1,373,732
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	7.299	1,774,438
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(8)	(BBB-, NR)	07/15/30	4.069	1,808,372
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(8)	(NR, Baa3)	07/17/28	4.105	2,917,558
3,000	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(8)	(NR, Baa3)	10/22/31	4.598	2,364,495
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(8)	(NR, A2)	10/20/29	3.535	2,698,563
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(8)	(NR, Baa3)	04/20/31	3.955	946,103
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(8)	(NR, Baa2)	09/10/29	3.300	2,397,864
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(8)	(NR, Ba3)	01/20/29	8.135	1,204,821
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba3)	06/20/29	6.866	793,035
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	4.661	2,389,887

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$3,000	Voya CLO Ltd., 2017-1A, Rule 144A(2),(8),(11)	(NR, NR)	04/17/30	0.000	$956,187
1,466	Wendy's Funding LLC, 2018-1A, Rule 144A(8)	(BBB, NR)	03/15/48	3.573	1,421,520
TOTAL ASSET BACKED SECURITIES (Cost $102,062,738)					76,660,981
Number of Shares
COMMON STOCKS (0.3%)
Auto Parts & Equipment (0.2%)
134,659	UCI International, Inc.(2),(3),(7),(12)				2,962,498
Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(3),(7),(12)				—
Chemicals (0.1%)
9,785	Huntsman Corp.(2)				164,486
31,756	Project Investor Holdings LLC(2),(3),(7),(12)				317
529,264	Proppants Holdings LLC(2),(3),(7),(12)				1,471,354
					1,636,157
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(12)				54,960
Health Services (0.0%)
161,122	Valitas Health Services, Inc.(3),(7),(12)				1,611
Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(3),(6),(7),(12)				—
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(3),(7),(12)				—
71	Sprint Industrial Holdings LLC, Class H(2),(3),(7),(12)				—
172	Sprint Industrial Holdings LLC, Class I(2),(3),(7),(12)				2
					2
Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(2),(3),(7),(12)				—
TOTAL COMMON STOCKS (Cost $16,875,566)					4,655,228
WARRANTS (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(3),(7),(12)				—
Diversified Capital Goods (0.0%)
17,726	Horizon Global Corp. expires 06/30/2021(12)				7,090
TOTAL WARRANTS (Cost $68,804)					7,090

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Number of Shares		Value
SHORT-TERM INVESTMENTS (0.6%)
10,604,805	State Street Navigator Securities Lending Government Money Market Portfolio 0.19%(13) (Cost $10,604,805)	$10,604,805
TOTAL INVESTMENTS AT VALUE (95.6%) (Cost $1,951,844,439)		1,608,633,762
OTHER ASSETS IN EXCESS OF LIABILITIES (4.4%)		73,460,304
NET ASSETS (100.0%)		$1,682,094,066

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2020.

(2)  Illiquid security (unaudited).

(3)  Security is valued using significant unobservable inputs.

(4)  This security is denominated in Euro.

(5)  Bond is currently in default.

(6)  This security is denominated in British Pound.

(7)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(8)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities amounted to a value of $178,905,303 or 10.6% of net assets.

(9)  Security or portion thereof is out on loan (See note 2-J).

(10)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(11)  Zero coupon security.

(12)  Non-income producing security.

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
EUR	5,859,450	USD	6,695,707	10/13/20	Barclays Bank PLC	$6,695,707	$6,440,231	$(255,476)
EUR	6,743,829	USD	7,629,946	10/13/20	Morgan Stanley	7,629,946	7,412,271	(217,675)
EUR	21,205,442	USD	23,331,544	10/13/20	Deutsche Bank AG	23,331,544	23,307,302	(24,242)
GBP	4,570,231	USD	5,785,098	10/13/20	Barclays Bank PLC	5,785,098	5,768,019	(17,079)
GBP	2,279,731	USD	2,764,494	10/13/20	Deutsche Bank AG	2,764,494	2,877,212	112,718
USD	140,739,232	EUR	125,328,058	10/13/20	Morgan Stanley	(140,739,232)	(137,750,445)	2,988,787
USD	2,407,692	EUR	2,139,341	10/13/20	Barclays Bank PLC	(2,407,692)	(2,351,391)	56,301
USD	2,412,449	EUR	2,177,467	10/13/20	Deutsche Bank AG	(2,412,449)	(2,393,296)	19,153
USD	4,147,718	EUR	3,775,770	10/13/20	JPMorgan Chase	(4,147,718)	(4,150,020)	(2,302)
USD	2,879,151	GBP	2,228,895	10/13/20	Deutsche Bank AG	(2,879,151)	(2,813,052)	66,099
USD	600,544	GBP	483,519	10/13/20	JPMorgan Chase	(600,544)	(610,242)	(9,698)
USD	31,885,371	GBP	25,811,217	10/13/20	Morgan Stanley	(31,885,371)	(32,575,937)	(690,566)
USD	83,205	GBP	62,602	10/13/20	Barclays Bank PLC	(83,205)	(79,009)	4,196
								$2,030,216

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2020 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $10,604,805 (Cost $1,951,844,439) (Note 2)	$1,608,633,762[1]
Cash	72,801,491
Foreign currency at value (Cost $590,023)	595,424
Cash segregated at broker for forwards contracts (Note 2)	380,000
Receivable for investments sold	44,402,716
Interest receivable	10,406,453
Receivable for Fund shares sold	5,603,402
Unrealized appreciation on forward foreign currency contracts (Note 2)	3,247,254
Prepaid expenses and other assets	176,944
Total assets	1,746,247,446
Liabilities
Investment advisory fee payable (Note 3)	633,371
Administrative services fee payable (Note 3)	112,565
Shareholder servicing/Distribution fee payable (Note 3)	80,971
Payable for investments purchased	42,609,330
Payable upon return of securities loaned (Note 2)	10,604,805
Payable for Fund shares redeemed	6,827,450
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,217,038
Dividend payable	1,163,644
Trustees' fee payable	16,304
Accrued expenses	887,902
Total liabilities	64,153,380
Net Assets
Capital stock, $.001 par value (Note 6)	288,649
Paid-in capital (Note 6)	2,080,849,302
Total distributable earnings (loss)	(399,043,885)
Net assets	$1,682,094,066
I Shares
Net assets	$1,483,125,087
Shares outstanding	254,695,881
Net asset value, offering price and redemption price per share	$5.82
A Shares
Net assets	$133,660,916
Shares outstanding	22,831,261
Net asset value and redemption price per share	$5.85
Maximum offering price per share (net asset value/(1-4.75%))	$6.14
C Shares
Net assets	$65,308,063
Shares outstanding	11,122,016
Net asset value and offering price per share	$5.87

1  Includes $10,416,303 of securities on loan.

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest	$60,383,859
Dividends	82,711
Other	12,438
Securities lending (net of rebates)	31,238
Total investment income	60,510,246
Expenses
Investment advisory fees (Note 3)	6,303,105
Administrative services fees (Note 3)	170,789
Shareholder servicing/Distribution fees (Note 3)
Class A	218,963
Class C	396,844
Transfer agent fees (Note 3)	1,272,102
Commitment fees (Note 4)	342,659
Custodian fees	270,538
Printing fees	74,251
Registration fees	51,248
Insurance expense	44,551
Audit and tax fees	34,705
Trustees' fees	32,351
Legal fees	23,438
Miscellaneous expense	27,144
Total expenses	9,262,688
Less: fees waived (Note 3)	(1,286,615)
Net expenses	7,976,073
Net investment income	52,534,173
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(31,531,979)
Net realized gain from foreign currency transactions	133,394
Net change in unrealized appreciation (depreciation) from investments	(212,152,430)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(129,530)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	5,699,841
Net realized and unrealized loss from investments and foreign currency related items	(237,980,704)
Net decrease in net assets resulting from operations	$(185,446,531)

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
From Operations
Net investment income	$52,534,173	$151,749,581
Net realized gain (loss) from investments, foreign currency transactions and forward foreign currency contracts	(31,398,585)	(17,354,588)
Net change in unrealized appreciation (depreciation) from investments, foreign currency transactions and forward foreign currency contracts	(206,582,119)	(108,844,997)
Net increase (decrease) in net assets resulting from operations	(185,446,531)	25,549,996
From Distributions
From distributable earnings
Class I	(47,161,389)	(136,066,401)
Class A	(4,243,493)	(11,431,407)
Class C	(1,631,810)	(4,317,758)
Net decrease in net assets resulting from dividends	(53,036,692)	(151,815,566)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	323,464,934	829,774,372
Reinvestment of dividends	45,016,145	129,983,502
Net asset value of shares redeemed	(934,218,126)	(2,458,533,098)
Net decrease in net assets from capital share transactions	(565,737,047)	(1,498,775,224)
Net decrease in net assets	(804,220,270)	(1,625,040,794)
Net Assets
Beginning of period	2,486,314,336	4,111,355,130
End of period	$1,682,094,066	$2,486,314,336

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$6.56	$6.81[1]	$6.87	$6.77	$6.72	$6.86
INVESTMENT OPERATIONS
Net investment income[2]	0.16	0.35	0.29	0.28	0.32	0.29
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.74)	(0.25)	(0.06)	0.10	0.05	(0.14)
Total from investment operations	(0.58)	0.10	0.23	0.38	0.37	0.15
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.35)	(0.29)	(0.27)	(0.31)	(0.29)
Distributions from net realized gains	—	—	—	—	—	(0.00)[3]
Return of capital	—	—	—	(0.01)	(0.01)	(0.00)[3]
Total dividends and distributions	(0.16)	(0.35)	(0.29)	(0.28)	(0.32)	(0.29)
Net asset value, end of period	$5.82	$6.56	$6.81[1]	$6.87	$6.77	$6.72
Total return[4]	(8.97)%	1.47%	3.45%	5.75%	5.79%	2.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,483,125	$2,199,606	$3,704,519	$3,236,360	$2,438,027	$2,167,955
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets excluding interest expense	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	5.06%[5]	5.18%	4.29%	4.12%	4.87%	4.29%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[5]	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	12%	23%	45%	64%	48%	46%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$6.59	$6.84[1]	$6.90	$6.80	$6.75	$6.89
INVESTMENT OPERATIONS
Net investment income[2]	0.15	0.33	0.28	0.27	0.31	0.28
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.73)	(0.25)	(0.06)	0.10	0.05	(0.14)
Total from investment operations	(0.58)	0.08	0.22	0.37	0.36	0.14
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.16)	(0.33)	(0.28)	(0.26)	(0.30)	(0.28)
Distributions from net realized gains	—	—	—	—	—	(0.00)[3]
Return of capital	—	—	—	(0.01)	(0.01)	(0.00)[3]
Total dividends and distributions	(0.16)	(0.33)	(0.28)	(0.27)	(0.31)	(0.28)
Net asset value, end of period	$5.85	$6.59	$6.84[1]	$6.90	$6.80	$6.75
Total return[4]	(9.03)%	1.23%	3.20%	5.48%	5.52%	2.09%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$133,661	$199,328	$289,959	$284,456	$227,399	$286,805
Ratio of net expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets excluding interest expense	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.80%[5]	4.93%	4.03%	3.87%	4.63%	4.06%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[5]	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	12%	23%	45%	64%	48%	46%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$6.61	$6.87[1]	$6.92	$6.82	$6.77	$6.91
INVESTMENT OPERATIONS
Net investment income[2]	0.13	0.28	0.23	0.22	0.26	0.23
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.74)	(0.26)	(0.05)	0.10	0.05	(0.14)
Total from investment operations	(0.61)	0.02	0.18	0.32	0.31	0.09
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)	(0.28)	(0.23)	(0.21)	(0.25)	(0.23)
Distributions from net realized gains	—	—	—	—	—	(0.00)[3]
Return of capital	—	—	—	(0.01)	(0.01)	(0.00)[3]
Total dividends and distributions	(0.13)	(0.28)	(0.23)	(0.22)	(0.26)	(0.23)
Net asset value, end of period	$5.87	$6.61	$6.87[1]	$6.92	$6.82	$6.77
Total return[4]	(9.33)%	0.34%	2.58%	4.69%	4.73%	1.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$65,308	$87,380	$116,877	$118,654	$114,343	$134,433
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	4.07%[5]	4.19%	3.28%	3.13%	3.89%	3.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%[5]	0.08%	0.06%	0.07%	0.11%	0.07%
Portfolio turnover rate	12%	23%	45%	64%	48%	46%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not

32

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

33

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,194,158,460	$202,841,575	$1,397,000,035
Corporate Bonds	—	116,999,446	2,706,177	119,705,623
Asset Backed Securities	—	76,660,981	—	76,660,981
Common Stocks	164,486	54,960	4,435,782	4,655,228
Warrants	—	7,090	0 (1)	7,090
Short-term Investment	—	10,604,805	—	10,604,805
	$164,486	$1,398,485,742	$209,983,534	$1,608,633,762
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,247,254	$—	$3,247,254
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,217,038	$—	$1,217,038

*  Other financial instruments include unrealized appreciation/(depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

34

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of April 30, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$207,914,608	$0 (1)	$7,879,856	$0	(1)	$215,794,464
Accrued discounts (premiums)	286,967	—	—	—		286,967
Purchases	54,133,356	3,768,000	—	—		57,901,356
Sales	(44,730,447)	—	—	—		(44,730,447)
Realized gain (loss)	(414,569)	—	—	—		(414,569)
Change in unrealized appreciation (depreciation)	(32,947,171)	(1,061,823)	(3,444,074)	—		(37,453,068)
Transfers into Level 3	72,638,210	—	—	—		72,638,210
Transfers out of Level 3	(54,039,379)	—	—	—		(54,039,379)
Balance as of April 30, 2020	$202,841,575	$2,706,177	$4,435,782	$0	(1)	209,983,534
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020	$(23,182,766)	$(1,061,823)	$(3,444,074)	$—		$(27,688,663)

(1)  Includes zero valued securities

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 04/30/2020	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$1,671,411	Market Approach	EBITDA Multiples	0.0 – 0.5	(0.5)
	$201,170,164	Vendor pricing	Single Broker Quote	$0.07 – $1.07	($0.87)
Common Stocks	$2	Income Approach	Expected Remaining Distribution	$0.00 – $0.01	($0.01)
	$1,473,282	Market Approach	EBITDA Multiples	0.0 – 2.8	(2.8)
	$2,962,498	Vendor pricing	Single Broker Quote	$22.00 (N/A)
Corporate Bond	$2,706,177	Market Approach	EBITDA Multiples	3.7 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	8.5 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation

35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2020, $72,638,210 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $54,039,379 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$3,247,254	$1,217,038	$—	$5,699,841

For the six months ended April 30, 2020, the Fund held an average monthly value on a net basis of $194,850,636 in forward foreign currency contracts.

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$60,497	$(60,497)	$—	$—	$—
Deutsche Bank	197,970	(24,242)	—	—	173,728
Morgan Stanley	2,988,787	(908,241)	—	—	2,080,546
	$3,247,254	$(992,980)	$—	$—	$2,254,274

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays Bank PLC	$272,555	$(60,497)	$—	$(212,058)	$—
Deutsche Bank	24,242	(24,242)	—	—	—
JPMorgan Chase	12,000	—	—	—	12,000
Morgan Stanley	908,241	(908,241)	—	—	—
	$1,217,038	$(992,980)	$—	$(212,058)	$12,000

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2020 are disclosed in the Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to forward foreign currency contracts was $380,000.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of April 30, 2020, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2020, the Fund had investment securities on loan with a fair value of $10,416,303. Collateral received for securities loaned and a related liability of $10,604,805 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2020, the value of the related collateral exceeded the value of the securities loaned.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $97,929, of which $56,281 was rebated to borrowers (brokers). The Fund retained $31,238 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,410.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of m  arket prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2020, investment advisory and administration fees earned and waived by Credit Suisse were $6,303,105 and $1,286,615, respectively. Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. Prior to April 22, 2019, these expense limitations were voluntary.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2020 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023
Class I	$2,093,374	$962,994	$1,130,380
Class A	192,931	85,810	107,121
Class C	87,654	38,540	49,114
Totals	$2,373,959	$1,087,344	$1,286,615

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios
42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $170,789.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2020, the Fund paid Rule 12b-1 distribution fees of $218,963 for Class A shares and $396,844 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2020, the Fund paid $879,476, which is included within transfer agent fees.

For the six months ended April 30, 2020, CSSU and its affiliates advised the Fund that they retained $9,024 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 4. Line of Credit (continued)

Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2020 and during the six months ended April 30, 2020, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2020, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) were $233,504,167 and $779,126,106, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	46,726,642	$292,871,873	113,941,985	$759,934,587
Shares issued in reinvestment of dividends	6,354,491	40,183,742	17,578,160	116,970,877
Shares redeemed	(133,780,334)	(838,715,361)	(340,256,494)	(2,269,438,615)
Net decrease	(80,699,201)	$(505,659,746)	(208,736,349)	$(1,392,533,151)
	Class A
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	4,050,896	$26,012,624	8,597,735	$57,731,244
Shares issued in reinvestment of dividends	558,666	3,556,400	1,430,238	9,567,517
Shares redeemed	(12,013,974)	(76,616,691)	(22,160,020)	(148,015,224)
Net decrease	(7,404,412)	$(47,047,667)	(12,132,047)	$(80,716,463)

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class C
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	705,280	$4,580,437	1,800,768	$12,108,541
Shares issued in reinvestment of dividends	200,426	1,276,003	513,410	3,445,108
Shares redeemed	(2,996,555)	(18,886,074)	(6,125,376)	(41,079,259)
Net decrease	(2,090,849)	$(13,029,634)	(3,811,198)	$(25,525,610)

On April 30, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	41%
Class A	5	74%
Class C	6	76%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

45

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 5, 2019 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2019, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that earlier in the past year Credit Suisse had entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively through February 28, 2020 (the previous expense limitation agreement had been voluntary) and that Credit Suisse has now extended the Expense Limitation Agreement until February 28, 2021.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Net Management Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

46

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

47

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed its Performance Universe for the one-year period reported, but also noted that the Fund slightly outperformed or outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund over various investment periods relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis and reviewed information regarding potential economies of scale (as discussed below), as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Fund's Contractual Management Fee had breakpoints that would allow investors to benefit directly in the form of lower fees as Fund assets grow. The Board also noted the current contractual expense limitation currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

48

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund and the Fund's performance (such as the ability to market its advisory services to other clients or investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

49

Credit Suisse Floating Rate High Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

50

Credit Suisse Floating Rate High Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2020, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

51

Credit Suisse Floating Rate High Income Fund
Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG's reports on the Fund's financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP ("PwC") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

52

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

53

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

54

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

55

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-SAR-0420

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2020
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2020 (unaudited)

May 21, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2020.

Performance Summary
11/01/19 – 04/30/20

Fund & Benchmark	Performance
Class I1	6.04%
Class A1,2	5.95%
ICE BofA ML 3-Month Treasury Bill Index[3]	0.85%
Credit Suisse Hedge Fund Index[4]	(4.83)%
Credit Suisse Liquid Alternative Beta Index[5]	(1.71)%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: Challenging market period underscores need for diversification

The six-month period ended April 30, 2020, was a challenging one for many markets. The Multialternative Strategy Fund managed through the volatility well with I shares up 6.04% over the period. The ICE BofA ML 3-Month Treasury Bill Index, the Fund's benchmark, returned 0.85% and the Credit Suisse Hedge Fund Index, the Fund's previous benchmark, lost -4.83%.

Markets ended 2019 on a positive note, as robust economic growth and easing political tensions contributed positively to market sentiment. A less hawkish tone was emerging in the trade talks between the U.S. and China, and the conservative victory in the U.K. election mitigated some of the prevailing Brexit fears at the time. The Federal Reserve signaled its intention to hold its policy stance steady going into 2020 — which provided an accommodative monetary policy backdrop for the economy and markets. Cyclical risk assets, such as equities and credit, rallied into the new year. Most currency pairs were up versus the U.S. dollar, as sentiment shifted away from safe haven positions. In commodities, industrial metals and energy were buoyant with the improving economic and policy landscape.

By mid-January, sentiment began to deteriorate. On news of the escalating spread of the Coronavirus in Wuhan, China, cyclical risk assets began to sell-off with equities, energy commodities, and industrial metals all experiencing

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

weakness. Sovereign bonds and the U.S. dollar concurrently rallied. By the end of January, with the rate of infection growing rapidly around the globe, the World Health Organization (WHO) declared COVID-19 a global emergency. Quarantine measures, particularly in China, and travel restrictions from other parts of the globe started to emerge. By the end of February, lockdown measures began to ratchet up globally as fears of the outbreak compelled policymakers to forcibly shut down or restrict economic and social activities.

March 2020 proved to be a period of historic stress and volatility for markets around the world. Global equities posted the worst monthly decline since October 2008, and the VIX (CBOE Volatility Index) reached its highest recorded level. Sovereign rates fell to new all-time lows, as central banks around the world uniformly turned accommodative to try to alleviate stress on markets and economies. Currency markets proved volatile, as a sharp U.S. dollar rally reversed course in the back half of the month. And commodities continued to suffer major declines, with crude oil markets facing added pressure from a price war between Saudi Arabia and Russia.

Heading into April 2020, sentiment slowly began to turn for cyclical risk assets, as markets recouped a sizable portion of March's losses. The month saw improving market sentiment that contrasts the deepening of the risk-off mood at the end of Q1. Equity markets rallied off their late prior month lows in many regions, with technology and healthcare companies generally leading the way. Sovereign rates continued to trend near their all-time lows in light of growth uncertainty and dovish policy stances from central banks. Commodities, with the exception of gold, continued to trade weaker as stifled economic activity led to demand uncertainty that weighed on markets.

Strategic Review and Outlook: Cautiously optimistic

For the six-month period ended April 30, 2020, the Fund's A and I shares both outperformed the benchmark.

The Fund is designed to serve as a core portfolio diversifier. Our process-driven approach blends quantitative techniques with disciplined oversight and seeks to deliver attractive long-term performance. The Fund seeks to achieve its investment objective by utilizing an investment process that allocates across a range of investment strategies including those that are Fundamental (Carry and Valuation) and Tactical (Intermediation, Flow, and Positioning) in nature. The program trades all major asset groups on a global basis, including Corporate, Sovereign, and Real.

Carry strategies reported positive returns for the period with commodity strategies driving the bulk of gains for the category. Within equities, merger

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

arbitrage strategies had modest positive contributions, as deal activity and pricing recovered from the lows of late March.

Valuation strategies were the largest detractors from performance. Cross-sectional equity strategies focused on quality metrics produced strong performance but were offset by losses in value and size.

Flow strategies delivered positive returns for the period, as short horizon strategies in equities capitalized on market volatility during Q1. Strategies oriented around short-term rates (which seek to capture developing trends in the monetary policy of developed countries) also reported gains in light of the uniformly dovish response by monetary policymakers around the world.

Overall performance within Intermediation was positive but muted as commodity and interest rate volatility drove dispersion across program strategies.

Positioning strategies reported modest losses, with declines from commodity reversal strategies more than offsetting the gains from equity strategies.

Uncertainty continues to persist with health, economic, and political risks overhanging the markets. We believe these conditions underscore the value of managing uncertainty through portfolio diversification. In our view, our Multialternative Strategy remains well-positioned in that regard. The programs seeks to provide non-traditional investment exposures, while targeting a low correlation to traditional stock and bond market risks, offering investors potential benefits of portfolio breadth and balance.

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, credit risk, derivatives risk, exchange

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 0.38%.

3  The ICE BofA ML 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4  Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced quarterly, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs.

5  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Average Annual Returns as of April 30, 20201

	1 Year	5 Years	Since Inception[2]
Class I	3.42%	1.77%	2.51%
Class A Without Sales Charge	3.09%	1.50%	2.25%
Class A With Maximum Sales Charge	(2.29)%	0.41%	1.58%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.16% for Class I shares and 2.41% for Class A shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2020

Actual Fund Return	Class I	Class A
Beginning Account Value 11/01/19	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$1,060.40	$1,059.50
Expenses Paid per $1,000*	$4.35	$5.63
Hypothetical 5% Fund Return
Beginning Account Value 11/01/19	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$1,020.64	$1,019.39
Expenses Paid per $1,000*	$4.27	$5.52
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Investment Type Breakdown**

Exchange-Traded Fund	21.28%
United States Treasury Obligations	78.72
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2020 (unaudited)

				Number of Shares	Value
EXCHANGE-TRADED FUNDS (9.6%)
UNITED STATES (9.6%)
Commingled Fund (2.8%)
Western Asset Inflation-Linked Opportunities & Income Fund				111,067	$1,138,437
Diversified Financial Services (3.6%)
iShares U.S. Preferred Stock ETF				42,550	1,474,357
Energy — Integrated (3.2%)
Alerian MLP ETF(1)				254,325	1,304,687
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,996,540)					3,917,481
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (35.4%)
$6,000	United States Treasury Bills(2)	(AA+, Aaa)	08/13/20	1.485	5,998,353
6,000	United States Treasury Bills(1) (2)	(AA+, Aaa)	10/08/20	1.511	5,997,467
2,500	United States Treasury Bills(1) (2)	(AA+, Aaa)	12/31/20	1.492	2,497,861
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $14,408,671)					14,493,681
				Number of Shares
SHORT-TERM INVESTMENTS (17.8%)
State Street Navigator Securities Lending Government Money Market Portfolio 0.19%(3)				7,265,439	7,265,439
TOTAL INVESTMENTS AT VALUE (62.8%) (Cost $25,670,650)					25,676,601
OTHER ASSETS IN EXCESS OF LIABILITIES (37.2%)					15,201,139
NET ASSETS (100.0%)					$40,877,740

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

(1)  Security or portion thereof is out on loan (See note 2-M).

(2)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2020.

(3)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2020.

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	1,751,682	USD	1,245,183	06/17/20	JPMorgan Chase	$1,245,183	$1,261,349	$16,166
CNH	14,255,168	USD	1,997,221	06/17/20	JPMorgan Chase	1,997,221	2,017,263	20,042
GBP	1,035,368	USD	1,293,659	06/17/20	JPMorgan Chase	1,293,659	1,306,197	12,538
HKD	35,518,542	USD	4,558,640	06/17/20	Morgan Stanley	4,558,640	4,578,958	20,318
HKD	22,767,048	USD	2,931,085	06/17/20	Morgan Stanley	2,931,085	2,935,068	3,983

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Forward Foreign Currency Contracts (continued)

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
JPY	194,617,438	USD	1,756,212	06/17/20	JPMorgan Chase	$1,756,212	$1,821,017	$64,805
KRW	1,252,505,010	USD	1,006,028	06/17/20	JPMorgan Chase	1,006,028	1,028,616	22,588
USD	987,235	MXN	23,119,100	06/17/20	JPMorgan Chase	(987,235)	(964,249)	22,986
USD	1,003,043	THB	32,298,000	06/17/20	JPMorgan Chase	(1,003,043)	(998,252)	4,791
USD	1,257,859	CAD	1,751,682	06/17/20	JPMorgan Chase	(1,257,859)	(1,261,349)	(3,490)
USD	3,772,336	HKD	29,317,427	06/17/20	Morgan Stanley	(3,772,336)	(3,779,526)	(7,190)
USD	278,544	NGN	114,203,053	06/17/20	JPMorgan Chase	(278,544)	(293,307)	(14,763)
USD	490,848	PHP	25,745,000	06/17/20	JPMorgan Chase	(490,848)	(510,181)	(19,333)
USD	397,478	COP	1,642,777,937	06/17/20	JPMorgan Chase	(397,478)	(417,651)	(20,173)
USD	497,494	NZD	840,000	06/17/20	JPMorgan Chase	(497,494)	(518,095)	(20,601)
USD	296,610	RUB	23,622,047	06/17/20	JPMorgan Chase	(296,610)	(317,438)	(20,828)
USD	751,038	ILS	2,715,227	06/17/20	JPMorgan Chase	(751,038)	(783,273)	(32,235)
USD	747,212	PEN	2,645,876	06/17/20	JPMorgan Chase	(747,212)	(781,908)	(34,696)
USD	1,258,287	GBP	1,035,368	06/17/20	JPMorgan Chase	(1,258,287)	(1,306,197)	(47,910)
USD	7,845,121	HKD	61,333,156	06/17/20	Morgan Stanley	(7,845,121)	(7,906,910)	(61,789)
USD	730,837	IDR	12,091,703,479	06/17/20	JPMorgan Chase	(730,837)	(808,331)	(77,494)
								$(172,285)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Brent Crude Oil Futures	USD	Sep 2020	14	$416,920	$26,326
Light Sweet Crude Oil Futures	USD	Sep 2020	19	501,030	38,647
					$64,973
Industrial Metals
LME Nickel Futures	USD	May 2020	53	3,859,884	$(87,423)
LME Nickel Futures	USD	Jul 2020	23	1,681,254	115,058
LME Primary Aluminum Futures	USD	May 2020	151	5,536,981	(576,714)
LME Primary Aluminum Futures	USD	Jul 2020	65	2,420,844	(78,672)
LME Zinc Futures	USD	May 2020	93	4,498,852	(340,171)
LME Zinc Futures	USD	Jul 2020	40	1,938,500	67,051
					$(900,871)

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR U.S. Treasury Note Futures	USD	Jun 2020	19	$2,642,187	$(3,469)
30YR U.S. Treasury Bond Futures	USD	Jun 2020	17	3,077,531	(13,071)
EURO Bund Futures	EUR	Jun 2020	5	955,266	8,709
Long Gilt Futures	GBP	Jun 2020	5	868,440	5,135
					$(2,696)
Livestock
Lean Hogs Futures	USD	Jul 2020	10	242,000	$9,921
Live Cattle Futures	USD	Aug 2020	12	442,080	9,494
					$19,415
Precious Metals
Gold100 OZ Futures	USD	Aug 2020	14	2,381,400	$(33,407)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Jul 2020	(14)	(370,720)	$(36,247)
Light Sweet Crude Oil Futures	USD	Jul 2020	(19)	(415,150)	(54,603)
Light Sweet Crude Oil Futures	USD	Oct 2020	(41)	(1,134,470)	184,184
					$93,334
Foreign Exchange Contracts
AUD Currency Futures	USD	Jun 2020	(5)	(326,150)	$(1,576)
CAD Currency Futures	USD	Jun 2020	(7)	(502,775)	2,412
EUR Currency Futures	USD	Jun 2020	(3)	(411,075)	(9,567)
GBP Currency Futures	USD	Jun 2020	(5)	(393,813)	(14,253)
JPY Currency Futures	USD	Jun 2020	(1)	(116,662)	(3,825)
					$(26,809)
Index Contracts
Hang Seng Index Futures	HKD	May 2020	(1)	(158,029)	$(4,429)
FTSE 100 Index Futures	GBP	Jun 2020	(2)	(148,461)	(15,835)
S&P 500 E Mini Index Futures	USD	Jun 2020	(1)	(145,120)	(6,401)
EURO Stoxx 50 Index Futures	EUR	Jun 2020	(4)	(126,485)	(19,388)
Nikkei 225 Index Futures OSE	JPY	Jun 2020	(1)	(187,591)	(5,804)
					$(51,857)
Industrial Metals
LME Nickel Futures	USD	May 2020	(53)	(3,859,884)	$47,722
LME Nickel Futures	USD	Jul 2020	(23)	(1,681,254)	(69,741)
LME Primary Aluminum Futures	USD	May 2020	(151)	(5,536,981)	659,335

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
LME Primary Aluminum Futures	USD	Jul 2020	(65)	$(2,420,844)	$(5,815)
LME Zinc Futures	USD	May 2020	(93)	(4,498,852)	217,844
LME Zinc Futures	USD	Jul 2020	(40)	(1,938,500)	(20,148)
					$829,197
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Jun 2020	(2)	(194,902)	$708
10YR CAD Bond Futures	CAD	Jun 2020	(4)	(430,224)	(814)
10YR JGB Mini Futures	JPY	Jun 2020	(24)	(3,428,251)	(10,015)
					$(10,121)
Livestock
Lean Hogs Futures	USD	Jun 2020	(10)	(235,800)	$(15,779)
Live Cattle Futures	USD	Jun 2020	(12)	(412,560)	(10,226)
					$(26,005)
Precious Metals
Gold100 OZ Futures	USD	Jun 2020	(14)	(2,371,880)	$35,343
					$(9,504)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$6,781,989	12/04/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(a)	0.15%	At Maturity	$—	$114,504
USD	8,900,000	06/22/20	BNP Paribas	iBoxx $ Liquid High Yield Index	1.05%	Quarterly	(63,691)	(762,815)
USD	1,219,009	04/01/21	BNP Paribas	USD Custom Equity Basket Long(a)	0.50%	Monthly	—	185,806
USD	6,026,245	03/31/21	BNP Paribas	USD Custom Equity Basket Long 2(a)	0.53%	Monthly	—	—
USD	429,613	03/31/21	BNP Paribas	USD Custom Equity Basket Long 2(a)	0.87%	Monthly	—	—
USD	1,217,791	04/01/21	BNP Paribas	0.00%	USD Custom Equity Basket - Short(a)	Monthly	—	(510,022)

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$1,439,561	11/20/20	Citigroup	Citi Commodities Term Structure Alpha II Light Energy Capped(b)	0.40%	At Maturity	$—	$(44,268)
USD	2,099,999	06/22/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	1.05%	Quarterly	51,320	(148,430)
USD	7,415	10/23/20	Goldman Sachs	Achillion Pharmaceuticals CVR	0.68%	Monthly	—	—
USD	339,184	11/20/20	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(5,005)
USD	2,097,418	11/20/20	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	364,205
USD	102,463	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	6,029
USD	274,528	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	138,841
USD	236,532	12/04/20	Goldman Sachs	(0.10)%	Bloomberg Agriculture Index	At Maturity	—	21,100
USD	193,945	12/04/20	Goldman Sachs	(0.07)%	Bloomberg Industrial Metals Index	At Maturity	—	22,078
EUR	77,057	12/07/20	Goldman Sachs	Osram Licht AG	(1.00)%	Monthly	—	488
USD	100,000	12/21/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	1.05%	Quarterly	(719)	(9,777)
USD	74,609	02/08/21	Goldman Sachs	Wright Medical Group NV	1.36%	Monthly	—	5,325
USD	17,640	02/08/21	Goldman Sachs	0.61%	United Bankshares, Inc.	Monthly	—	(4,830)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$17,590	02/08/21	Goldman Sachs	Carolina Financial Corp.	1.20%	Monthly	$—	$4,874
USD	20,946	02/08/21	Goldman Sachs	0.61%	Borgwarner, Inc.	Monthly	—	(3,252)
USD	63,765	02/08/21	Goldman Sachs	Acacia Communications, Inc.	0.68%	Monthly	—	946
USD	139,550	02/08/21	Goldman Sachs	EI Paso Electric Co.	1.20%	Monthly	—	(82)
USD	15,019	02/08/21	Goldman Sachs	Delphi Technologies PLC	1.20%	Monthly	—	3,643
USD	79,388	02/08/21	Goldman Sachs	Kemet Corp.	1.36%	Monthly	—	6,693
USD	106,367	02/26/21	Goldman Sachs	0.06%	Morgan Stanley	Monthly	—	(6,955)
USD	103,423	02/26/21	Goldman Sachs	E*Trade Financial Corp.	0.82%	Monthly	—	8,458
USD	1,800,000	06/22/20	JPMorgan Chase	iBoxx $ Liquid High Yield Index	1.05%	Quarterly	(6,791)	(122,104)
USD	4,736,102	11/20/20	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(b)	0.60%	Monthly	—	(193,200)
USD	2,739,054	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(b)	0.60%	Monthly	—	4,712
USD	900,000	12/21/20	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.67%	Quarterly	(233)	25,147
EUR	1,011	12/28/20	JPMorgan Chase	Aroundtown SA	(0.12)%	Monthly	—	91
USD	22,508	03/08/21	JPMorgan Chase	Tivo Corp.	1.23%	Monthly	—	761
USD	131,328	03/08/21	JPMorgan Chase	Tech Data Corp.	1.23%	Monthly	—	5,093
USD	97,580	03/08/21	JPMorgan Chase	TD Ameritrade Holding Corp.	1.23%	Monthly	—	4,797
EUR	121,705	03/08/21	JPMorgan Chase	Peugeot SA	(0.03)%	Monthly	—	1,919
USD	67,925	03/08/21	JPMorgan Chase	0.59%	Fiat Chrysler Automobiles NV	Monthly	—	(12,742)
USD	101,926	03/08/21	JPMorgan Chase	0.59%	The Charles Schwab Corp.	Monthly	—	(4,633)
USD	21,957	03/08/21	JPMorgan Chase	0.43%	Xperi Corp.	Monthly	—	(1,054)
USD	72,748	03/08/21	JPMorgan Chase	Fitbit, Inc.	1.23%	Monthly	—	2,126
USD	97,480	04/12/21	JPMorgan Chase	QIAGEN NV	1.21%	Monthly	—	4,119
USD	672,954	04/05/21	Macquarie Bank Ltd.	Commodities WTI Mean Reversion(c)	0.15%	At Maturity	—	(83,707)

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$13,000,000	06/22/20	Morgan Stanley & Co.	1.05%	iBoxx $ Liquid High Yield Index	At Maturity	$62,010	$(1,206,666)
USD	1,500,000	12/21/20	Morgan Stanley & Co.	iBoxx $ Liquid High Yield Index	1.05%	Quarterly	(1,193)	(142,234)
USD	4,224,776	04/16/21	Morgan Stanley & Co.	Commodities Intraday Trend Gold(d)	0.15%	At Maturity	—	19,993
USD	1,418,338	04/20/21	Morgan Stanley & Co.	Commodities WTI Intraday Trend(c)	0.15%	At Maturity	—	(81,593)
USD	4,580,275	04/20/21	Morgan Stanley & Co.	Commodities Intraday Trend Gold(d)	0.15%	At Maturity	—	—
USD	10,980,224	11/20/20	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(b)	1.20%	At Maturity	—	471,838
USD	4,340,938	11/20/20	Societe Generale	SG US Trend Index(e)	0.30%	At Maturity	—	1,143,701
USD	5,927,809	04/20/21	Societe Generale	0.77%	S&P 500 Total Return Index	Monthly	—	(70,373)
							$40,703	$(846,455)

(a)  The index constituents are available on the Fund's website.

(b)  The index constituents are available on the counterparty's website.

(c)  The Index intends to track the performance of a strategy that trades the daily trend of the CL NYMEX WTI Crude Futures.

(d)  The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

(e)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

COP = Colombian Peso

CNH = Chinese Yuan Renminbi Offshore

EUR = Euro

GBP = British Pound

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2020 (unaudited)

HKD = Hong Kong Dollar

JPY = Japanese Yen

IDR = Indonesian Rupiah

ILS = New Israeli Sheqel

KRW = South Korean Won

MXN = Mexican Peso

NGN = Nigerian Naira

NZD = New Zealand Dollar

PEN = Peruvian Sol

PHP = Philippine Peso

RUB = Russian Ruble

THB = Thailand Baht

USD = United States Dollar

U.S. Treasury securities in the amount of $519,000 received at the custodian bank as collateral for OTC swaps.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2020 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $7,265,439 (Cost $25,670,650) (Note 2)	$25,676,601[1]
Cash	13,562,003
Foreign currency at value (Cost $84,580)	76,543
Cash segregated held at brokers for futures contracts, swap contracts and written options (Note 2)	9,803,670
Unrealized appreciation on open swap contracts (Note 2)	2,567,287
Net receivable for open swap contracts	720,871
Receivable from investment adviser (Note 3)	18,625
Unrealized appreciation on forward foreign currency contracts (Note 2)	188,217
Receivable for Fund shares sold	144,377
Receivable for investments sold	5,514
Dividend and interest receivable	2,309
Prepaid expenses and other assets	32,294
Total assets	52,798,311
Liabilities
Administrative services fee payable (Note 3)	6,195
Shareholder servicing/Distribution fee payable (Note 3)	145
Payable upon return of securities loaned (Note 2)	7,265,439
Unrealized depreciation on open swap contracts (Note 2)	3,413,742
Payable for Fund shares redeemed	520,000
Unrealized depreciation on forward foreign currency contracts (Note 2)	360,502
Variation margin payable on futures contracts (Note 2)	84,644
Trustees' fee payable	16,304
Accrued expenses	253,600
Total liabilities	11,920,571
Net Assets
Capital stock, $.001 par value (Note 6)	4,103
Paid-in capital (Note 6)	44,036,185
Total distributable earnings (loss)	(3,162,548)
Net assets	$40,877,740
I Shares
Net assets	$39,994,209
Shares outstanding	4,013,480
Net asset value and offering price per share	$9.96
A Shares
Net assets	$883,531
Shares outstanding	89,784
Net asset value and redemption price per share	$9.84
Maximum offering price per share (net asset value/(1-5.25%))	$10.39

1  Includes $7,053,023 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest	$281,333
Dividends	114,504
Securities lending (net of rebates)	4,393
Total investment income	400,230
Expenses
Investment advisory fees (Note 3)	294,624
Administrative services fees (Note 3)	10,218
Shareholder servicing/Distribution fees (Note 3)
Class A	1,148
Custodian fees	136,583
Trustees' fees	32,351
Transfer agent fees (Note 3)	29,605
Audit and tax fees	28,632
Legal fees	26,863
Registration fees	22,456
Printing fees	16,622
Commitment fees (Note 4)	7,414
Insurance expense	1,123
Miscellaneous expense	4,023
Total expenses	611,662
Less: fees waived (Note 3)	(369,713)
Net expenses	241,949
Net investment income	158,281
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Related Items
Net realized loss from investments	(736,252)
Net realized gain from futures contracts	2,393,855
Net realized gain from swap contracts	3,187,036
Net realized gain from written options	26,538
Net realized loss from foreign currency transactions	(2,759)
Net change in unrealized appreciation (depreciation) from investments	277,780
Net change in unrealized appreciation (depreciation) from futures contracts	(258,164)
Net change in unrealized appreciation (depreciation) from swap contracts	(1,397,363)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(1,495)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	(191,370)
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options and foreign currency related items	3,297,806
Net increase in net assets resulting from operations	$3,456,087

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
From Operations
Net investment income	$158,281	$471,078
Net realized gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency transactions	4,868,418	(2,565,167)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(1,570,612)	469,549
Net increase (decrease) in net assets resulting from operations	3,456,087	(1,624,540)
From Distributions
From distributable earnings
Class I	(3,436,401)	(1,803,690)
Class A	(45,957)	(24,902)
Net decrease in net assets resulting from distributions	(3,482,358)	(1,828,592)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	40,876,113	49,695,132
Reinvestment of dividends and distributions	3,466,462	1,821,562
Net asset value of shares redeemed	(78,919,434)	(78,882,851)
Net decrease in net assets from capital share transactions	(34,576,859)	(27,366,157)
Net decrease in net assets	(34,603,130)	(30,819,289)
Net Assets
Beginning of period	75,480,870	106,300,159
End of period	$40,877,740	$75,480,870

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.86	$10.03[1]	$10.54	$10.39[1]	$10.36	$10.42
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.03	0.06	0.05	(0.04)	(0.08)	(0.01)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	0.54	(0.06)	(0.08)	0.41	0.13	0.25
Total from investment operations	0.57	0.00[3]	(0.03)	0.37	0.05	0.24
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.47)	—	—	(0.04)	—	(0.18)
Distributions from net realized gains	—	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)
Total dividends and distributions	(0.47)	(0.17)	(0.48)	(0.22)	(0.02)	(0.30)
Net asset value, end of period	$9.96[1]	$9.86	$10.03[1]	$10.54	$10.39[1]	$10.36
Total return[4]	6.04%	0.11%	(0.29)%	3.68%	0.53%	2.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$39,994	$74,486	$104,886	$102,227	$114,951	$13,015
Ratio of net expenses to average net assets	0.85%[5]	0.85%	0.89%	1.00%	0.91%	1.56%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%[5]	0.85%	0.85%	0.85%	0.85%	1.32%
Ratio of net investment income (loss) to average net assets	0.56%[5]	0.60%	0.44%	(0.40)%	(0.79)%	(0.14)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.31%[5]	1.13%	0.95%	0.68%	0.65%	2.34%
Portfolio turnover rate	449%	305%	1,373%	586%	1,021%	292%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.73	$9.92[1]	$10.47	$10.31	$10.31	$10.37
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.01	0.03	0.02	(0.07)	(0.10)	(0.05)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	0.54	(0.05)	(0.09)	0.42	0.12	0.26
Total from investment operations	0.55	(0.02)	(0.07)	0.35	0.02	0.21
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.44)	—	—	(0.01)	—	(0.15)
Distributions from net realized gains	—	(0.17)	(0.48)	(0.18)	(0.02)	(0.12)
Total dividends and distributions	(0.44)	(0.17)	(0.48)	(0.19)	(0.02)	(0.27)
Net asset value, end of period	$9.84	$9.73	$9.92[1]	$10.47	$10.31	$10.31
Total return[3]	5.95%	(0.10)%	(0.68)%	3.45%	0.24%	2.08%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$884	$994	$1,414	$1,267	$1,319	$320
Ratio of net expenses to average net assets	1.10%[4]	1.10%	1.14%	1.26%	1.17%	1.82%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%[4]	1.10%	1.10%	1.10%	1.11%	1.57%
Ratio of net investment income (loss) to average net assets	0.22%[4]	0.30%	0.19%	(0.65)%	(0.98)%	(0.44)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.31%[4]	1.13%	0.94%	0.68%	0.65%	2.33%
Portfolio turnover rate	449%	305%	1,373%	586%	1,021%	292%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2020, the Fund held $8,053,960 in the Subsidiary, representing 19.7% of the Fund's consolidated net assets. For the six months ended April 30, 2020, the net realized gain on securities and other financial instruments held in the Subsidiary was $1,130,362.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-traded Funds	$3,917,481	$—	$—	$3,917,481
United States Treasury Obligations	—	14,493,681	—	14,493,681
Short-term Investment	—	7,265,439	—	7,265,439
	$3,917,481	$21,759,120	$—	$25,676,601
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$188,217	$—	$188,217
Futures Contracts	1,427,889	—	—	1,427,889
Swap Contracts**	—	2,567,287	—	2,567,287
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$360,502	$—	$360,502
Futures Contracts	1,437,393	—	—	1,437,393
Swap Contracts**	—	3,413,742	—	3,413,742

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2020 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2020.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$188,217	$360,502	$—	$(191,370)
Futures contracts(2)	2,412	29,221	(67,395)	(3,439)
Interest rate
Futures contracts(2)	14,552	27,369	3,045,430	(577,391)
Swap contracts	—	—	(44,326)	252,799
Equity price
Futures contracts(2)	—	51,857	(1,221,047)	175,661
Swap contracts	1,743,045	618,948	(150,335)	(221,827)
Purchased options	—	—	(18,447)	—
Written options	—	—	26,538	—
Credit risk
Swap contracts	25,147	2,392,026	1,867,088	(2,261,032)
Commodity price
Futures contracts(2)	1,410,925	1,328,946	636,867	147,005
Swap contracts	799,095	402,768	1,514,609	832,697
Total	$4,183,393	$5,211,637	$5,588,982	$(1,846,897)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

For the six months ended April 30, 2020, the Fund held average monthly value on a net basis of $18,125,401 in forward foreign currency contracts and average monthly notional values on a net basis of $60,009,695 and $53,451,740 in long futures contracts and short futures contracts and $234,008,430 in swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$114,504	$—	$—	$—	$114,504
BNP Paribas	185,806	(185,806)	—	—	—
Goldman Sachs	582,680	(178,331)	(210,000)	—	194,349
JPMorgan Chase	212,681	(212,681)	—	—	—
Morgan Stanley	44,294	(44,294)	—	—	—
Societe Generale	1,615,539	(70,373)	(309,000)	—	1,236,166
	$2,755,504	$(691,485)	$(519,000)	$—	$1,545,019

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
BNP Paribas	$1,272,837	$(185,806)	$—	$(960,000)	$127,031
Citigroup	44,268	—	—	(44,268)	—
Goldman Sachs	178,331	(178,331)	—	—	—
JPMorgan Chase	625,256	(212,681)	—	(412,575)	—
Macquarie Bank Ltd.	83,707	—	—	(83,707)	—
Morgan Stanley	1,499,472	(44,294)	—	—	1,455,178
Societe Generale	70,373	(70,373)	—	—	—
	$3,774,244	$(691,485)	$—	$(1,500,550)	$1,582,209

(a)  Swap contracts and forward foreign currency exchange contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2020, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to open futures contracts was $6,832,381.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $2,956,320.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchange-traded written options are disclosed in the Consolidated Schedule of Investments. At April 30, 2020, the amount of restricted cash held at brokers related to option contracts was $14,969.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2020, the Fund had investment securities on loan with a fair value of $7,053,023. Collateral received for securities loaned and a related liability of $7,265,439 are presented gross in the Consolidated Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently with the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2020, the value of the related collateral exceeded the value of the securities loaned.

During the six months ended April 30, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $13,644 of which $7,787 was rebated to borrowers (brokers). The Fund retained $4,393 in income from the cash collateral investment, and SSB, as lending agent, was paid $1,464. Securities lending income is accrued as earned.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Q) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the six months ended April 30, 2020, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $294,624 and $369,713, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2021.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2020 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2020*	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023
Class I	$2,535,395	$388,434	$929,934	$853,318	$363,709
Class A	35,425	4,766	12,157	12,498	6,004
Totals	$2,570,820	$393,200	$942,091	$865,816	$369,713

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $10,218.

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2020, the Fund paid Rule 12b-1 distribution fees of $1,148 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2020, the Fund paid $23,478, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2020, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2020 and during the six months ended April 30, 2020, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) were $10,765,191 and $9,785,865, respectively.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2020 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	4,319,272	$40,514,309	5,009,238	$49,546,498
Shares issued in reinvestment of dividends and distributions	363,815	3,430,774	189,642	1,801,599
Shares redeemed	(8,223,761)	(78,410,014)	(8,105,787)	(78,320,344)
Net decrease	(3,540,674)	$(34,464,931)	(2,906,907)	$(26,972,247)
	Class A
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	37,597	$361,804	15,138	$148,634
Shares issued in reinvestment of dividends and distributions	3,829	35,688	2,124	19,963
Shares redeemed	(53,809)	(509,420)	(57,597)	(562,507)
Net decrease	(12,383)	$(111,928)	(40,335)	$(393,910)

On April 30, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	82%
Class A	3	96%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
37

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 5, 2019 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 11 and 12, 2019, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 1.04% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.10% and 0.85% of the average daily net assets of Class A and Class I, respectively, until February 28, 2021.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were lower than most of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

38

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services also are more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

39

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials . The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund performed in line with its Performance Universe for the one-year period reported, and that the Fund performed either in line with or slightly outperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund grows, economics of scale potentially could be realized and noted the expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's

40

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients or investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment

41

Credit Suisse Multialternative Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

42

Credit Suisse Multialternative Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2020, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

43

Credit Suisse Multialternative Strategy Fund
Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG's reports on the Fund's financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP ("PwC") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

44

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

45

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

46

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

47

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0420

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2020
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2020 (unaudited)

May 21, 2020

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the six-month period ended April 30, 2020.

Performance Summary
11/01/19 – 04/30/20

Fund & Benchmark	Performance
Class I1	(9.13)%
Class A1,2	(9.24)%
Class C1,2	(9.48)%
ICE BofA ML 3-Month US Treasury Bill Index[3]	0.85%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A volatile investment period

The six-month period ended April 30, 2020 was a volatile one for most investment asset classes. March, in particular, saw significant equity drawdowns, with the S&P 500 losing 12.35%, while safe havens such as 10-year Treasuries returned +4.16%. For the entire period, the ICE BofA ML 3-Month US Treasury Bill Index (the Fund's benchmark) returned 0.85%, while the high yield asset class (ICE BofA US High Yield Constrained Index) and the bank loan asset class (Credit Suisse Leveraged Loan Index) lost 7.69% and 7.50%, respectively.

These returns reflect a relative positive end to 2019 followed by a significant deterioration in the first quarter of 2020 (due to the global economic slowdown tied to the spread of COVID-19), and the ensuing partial rebound in the month of April.

Overall, leveraged loans and high yield performed relatively as expected this year — better than riskier equity assets overall, but underperforming other parts of fixed income. Default activity has been higher in 2020 due to weakness in energy (especially within the high yield asset class), which has accounted for more than 20% of defaults year-to-date. There have also been several large defaults across telecommunications and retail companies and, in fact, default rates are expected to continue to rise throughout 2020 as businesses face unprecedented operating conditions due to the spread of COVID-19.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Strategic Review and Outlook: Moving forward cautiously

For the six-month period ended April 30, 2020, the Fund underperformed its benchmark. Allocations in high yield and leveraged loans — the largest positions in the Fund — detracted significantly from performance, while a smaller allocation to CLOs also detracted from performance. The lowest-rated investments detracted from performance as they delivered the most negative returns for the period.

As markets digest the financial impacts of the global pandemic, we continue to monitor fundamental credit trends (like liquidity) and the possibility of increased defaults. Many corporations have pushed out maturities, refinanced debt, put liquidity facilities in place, and improved the overall health of their balance sheet over the past few years. While corporate leverage had steadily been increasing over the past few years, many companies today have been able to trim their fixed expenses. We believe many borrowers have at least several quarters of liquidity.

Having said that, general consensus among street strategists calls for higher default rates throughout 2020 — with 5-8% in leveraged loans and several points higher in high yield. Additionally, issuers have also experienced a series of downgrades with rating agencies — especially for those directly affected by the pandemic and ensuing shutdowns. While downgrades are generally negative for markets, we believe that sensitivities in leveraged loans may be slightly higher, as many institutional buyers in the loan market have restrictions on lower-rated securities. This can also cause CLOs to fail tests including overcollateralization or CCC baskets, which in turn can impede a CLO's ability to trade and buy certain loans.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, interest rate risk, liquidity risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (13.53)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was (10.36)%.

3  The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Average Annual Returns as of April 30, 20201

	1 Year	5 Years	Since Inception[2]
Class I	(8.07)%	2.98%	4.68%
Class A Without Sales Charge	(8.39)%	2.72%	4.40%
Class A With Maximum Sales Charge	(12.74)%	1.73%	3.73%
Class C Without CDSC	(8.97)%	1.98%	3.65%
Class C With CDSC	(9.84)%	1.98%	3.65%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.09% for Class I shares, 1.34% for Class A shares and 2.09% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2021. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$908.70	$907.60	$905.20
Expenses Paid per $1,000*	$3.80	$4.98	$8.53
Hypothetical 5% Fund Return
Beginning Account Value 11/01/19	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/20	$1,020.89	$1,019.64	$1,015.91
Expenses Paid per $1,000*	$4.02	$5.27	$9.02
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of April 30, 2020)

S&P Ratings**
BBB	3.0%
BB	23.8
B	46.2
CCC	21.1
CC	0.6
C	0.2
D	0.0[1]
NR	4.5
Subtotal	99.4
Equity and Other	0.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (41.1%)
Aerospace & Defense (0.9%)
$250	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	$246,002
2,150	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba2)	03/01/28	4.000	1,837,497
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	228,738
					2,312,237
Air Transportation (0.2%)
400	Delta Air Lines, Inc., Rule 144A, Senior Secured Notes(1)	(BBB-, Baa2)	05/01/25	7.000	410,970
Auto Parts & Equipment (1.3%)
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	427,161
1,400	Delphi Technologies PLC, Rule 144A, Company Guaranteed Notes(1)	(BB-, B3)	10/01/25	5.000	1,317,750
1,835	Panther Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, B3)	05/15/27	8.500	1,563,695
					3,308,606
Building & Construction (0.4%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	649,512
450	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/20 @ 103.44)(1)	(B, B3)	08/15/23	6.875	452,160
					1,101,672
Building Materials (3.8%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	692,720
200	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 05/14/20 @ 104.13)(1)	(BB, B1)	10/01/24	5.500	191,460
1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	967,100
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,336,440

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$500	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B2)	12/15/27	4.875	$444,800
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	717,862
3,050	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 05/14/20 @ 100.00)(1)	(CCC-, Caa1)	08/15/20	12.000	2,278,960
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 100.00)(1),(2)	(CCC+, Caa2)	05/15/23	9.000	1,808,245
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 102.56)(1)	(BB, B3)	06/01/25	5.125	974,800
					9,412,387
Cable & Satellite TV (1.4%)
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba3)	10/15/25	6.625	315,630
251	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B3)	10/15/25	10.875	272,498
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	624,991
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,242,000
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	478,495
450	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	459,832
					3,393,446
Chemicals (2.8%)
1,025	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	978,670
1,250	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 102.00)(1),(3)	(CCC, Caa2)	06/01/23	8.750	1,184,125

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	$1,373,834
250	Polyone Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/2024 @ 100.00)(1)	(BB-, Ba3)	05/15/25	5.750	253,750
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	705
1,500	Starfruit U.S. Holdco LLC, Rule 144A, Senior Unsecured Notes (Callable 10/01/21 @ 104.00)(1)	(B-, Caa1)	10/01/26	8.000	1,412,250
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1)	(B, B3)	04/15/26	6.500	683,475
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.31)(1)	(B-, B3)	07/15/25	5.750	1,180,144
					7,066,953
Consumer/Commercial/Lease Financing (0.8%)
2,170	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,039,800
Diversified Capital Goods (0.9%)
1,100	Anixter, Inc., Global Company Guaranteed Notes (Callable 09/01/25 @ 100.00)	(BB, Ba3)	12/01/25	6.000	1,119,030
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	351,680
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	756,975
					2,227,685
Electronics (0.2%)
500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (11/15/2029 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	488,150
Energy - Exploration & Production (0.4%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Ba1)	06/15/24	4.750	464,904
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/01/20 @ 104.88)(1)	(B, Caa3)	11/01/23	9.750	420,313
					885,217

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Forestry & Paper (0.2%)
$575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	$527,333
Gaming (1.2%)
500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	467,825
1,700	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 05/29/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	1,440,410
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 05/29/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	344,160
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	710,955
					2,963,350
Gas Distribution (0.5%)
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	378,945
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(B+, B1)	10/01/25	6.500	634,687
250	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	219,838
					1,233,470
Health Facilities (0.4%)
500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	544,400
250	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	242,737
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	256,328
					1,043,465
Health Services (0.7%)
500	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB, Ba2)	06/01/25	5.250	503,025
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,198,437
					1,701,462

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Insurance Brokerage (1.5%)
$500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	$500,475
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	623,875
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	706,575
1,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,321,719
500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 104.00)(1)	(CCC+, Caa2)	07/15/25	8.000	468,750
					3,621,394
lnvestments & Misc. Financial Services (0.9%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B2)	05/01/26	8.000	2,314,620
Machinery (0.1%)
350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	332,150
Managed Care (0.4%)
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	397,565
540	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/24 @ 102.31)(1)	(BBB-, Ba1)	12/15/29	4.625	593,811
					991,376
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	129,275
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B+, Ba3)	04/15/28	5.875	143,420
					272,695
Media Content (1.6%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(2)	(B, B2)	08/15/27	6.625	179,449

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Media Content
$2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB, Ba2)	08/15/26	5.375	$1,529,400
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	776,687
1,350	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 05/11/20 @ 103.66)(1)	(BB-, Ba3)	11/01/24	4.875	1,359,855
					3,845,391
Metals & Mining - Excluding Steel (0.9%)
500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	440,825
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 103.25)(1)	(CCC+, NR)	03/01/24	6.500	886,400
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 104.38)(1),(7)	(CCC+, Caa1)	06/15/22	8.750	1,027,747
					2,354,972
Oil Field Equipment & Services (0.6%)
1,072	Pioneer Energy Services Corp.(5),(6)	(NR, NR)	08/28/25	5.000	769,910
2,140	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(4)	(D, NR)	03/15/22	6.125	29,425
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa1)	02/15/25	8.250	630,000
					1,429,335
Packaging (1.6%)
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	134,498
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,462,050
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 05/29/20 @ 102.38)	(BB, Ba3)	03/15/25	4.750	485,593
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	1,976,734
					4,058,875

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Personal & Household Products (1.0%)
$750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 104.44)(1),(4)	(NR, NR)	03/15/25	8.875	$11,250
1,430	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,458,886
960	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	991,392
					2,461,528
Pharmaceuticals (1.5%)
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	990,043
24	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	23,857
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	547,750
200	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.00)(1)	(CCC+, Caa2)	02/01/25	6.000	144,400
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(BB-, B1)	08/01/27	5.500	783,488
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B-, B3)	12/15/24	4.375	1,257,007
					3,746,545
Real Estate Development & Management (0.8%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	1,962,065
Real Estate Investment Trusts (0.3%)
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/01/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	253,950
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	470,325
					724,275
Recreation & Travel (3.0%)
1,430	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	1,440,439

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$1,500	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(B-, B3)	04/15/27	5.375	$1,343,700
750	Cedar Fair LP, Rule 144A, Company Guaranteed Notes (Callable 07/15/24 @ 102.63)(1)	(B-, B3)	07/15/29	5.250	648,487
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 103.66)(1)	(B-, B3)	07/31/24	4.875	1,992,150
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(BB-, Ba2)	07/01/25	7.000	207,960
1,635	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB+, B1)	11/01/27	4.875	1,367,269
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/2024 @ 100)(1)	(BB, B2)	05/15/25	6.250	388,594
					7,388,599
Restaurants (0.4%)
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 103.38)(1)	(CCC, Caa2)	10/15/24	6.750	1,037,850
Software - Services (1.9%)
383	Epicor Software Corp., Rule 144A, Secured Notes (Callable 05/29/20 @ 100.00), LIBOR 3M + 7.250%(1),(8)	(CCC, Caa2)	06/30/23	8.700	383,011
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	815,398
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/29/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	3,400,680
					4,599,089
Specialty Retail (1.2%)
67	Asbury Automotive Group, Inc. Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	56,555
120	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	101,514
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B, B2)	10/30/25	8.500	490,100

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$770	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	$750,596
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	713,437
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	980,000
					3,092,202
Steel Producers/Products (0.0%)
120	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 05/29/20 @ 104.94)(1)	(B+, B2)	06/15/23	9.875	120,750
Support - Services (3.1%)
863	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	799,872
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	653,250
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	423,150
275	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/11/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	285,024
1,000	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B2)	07/31/26	7.125	960,000
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	462,726
1,185	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	1,119,232
1,280	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,249,600
200	United Rentals North America, Inc., Company Guaranteed Notes (Callable 10/15/20 @ 102.31)	(BB-, Ba3)	10/15/25	4.625	197,540
250	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 12/15/21 @ 103.25)	(BB-, Ba3)	12/15/26	6.500	259,913

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Support - Services
$500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	$491,075
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1)	(CCC+, NR)	05/01/25	7.875	721,332
					7,622,714
Tech Hardware & Equipment (0.8%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(B-, B3)	03/15/27	5.000	647,850
1,150	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(B-, B3)	03/01/27	8.250	1,107,623
115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	119,087
					1,874,560
Telecom - Wireless (0.1%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	258,738
Telecom - Wireline Integrated & Services (1.6%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	837,720
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Ba1)	05/15/27	5.375	214,570
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/29/20 @ 105.91)(1),(2)	(CCC-, Caa1)	12/31/24	7.875	679,219
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,044,250
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,114,905
					3,890,664
Theaters & Entertainment (1.3%)
1,725	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)	(C, Caa2)	05/15/27	6.125	418,313
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 05/29/20 @ 101.63)	(BB-, B3)	06/01/23	4.875	1,420,854
275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB+, Ba2)	05/01/25	8.750	280,500

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Theaters & Entertainment
$500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/04/20 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	$446,562
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B+, B1)	10/15/27	4.750	552,272
					3,118,501
Transport Infrastructure/Services (0.3%)
1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 06/01/20 @ 100.00)(1)	(B-, Caa2)	08/15/22	11.250	704,665
TOTAL CORPORATE BONDS (Cost $118,534,149)					101,939,756
BANK LOANS (48.2%)
Advertising (0.9%)
1,651	Clear Channel Outdoor Holdings, Inc., LIBOR 3M + 3.500%(8)	(B+, B1)	08/21/26	4.260	1,442,847
740	MH Sub I LLC, LIBOR 6M + 3.750%(8)	(B, B2)	09/13/24	4.822	689,729
					2,132,576
Aerospace & Defense (0.5%)
491	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(8)	(CCC+, Caa2)	11/28/21	6.742	412,731
987	TransDigm, Inc., LIBOR 1M + 2.250%(8)	(B+, Ba3)	12/09/25	2.654	868,650
					1,281,381
Air Transportation (0.2%)
534	Delta Air Lines, Inc., LIBOR 1M + 4.750%(8)	(BBB-, Baa2)	04/29/23	5.510	532,452
Auto Parts & Equipment (1.3%)
1,064	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(5),(8)	(B, B2)	05/22/25	6.779	856,822
973	Dayco Products LLC, LIBOR 3M + 4.250%(5),(8)	(CCC+, Caa2)	05/19/23	5.863	729,375
385	Dealer Tire LLC, LIBOR 1M + 4.250%(5),(8)	(B-, B1)	12/12/25	4.654	341,077
728	Jason, Inc., LIBOR 2M + 4.500%(7),(8)	(CC, Caa3)	06/30/21	5.500	360,306
995	Panther BF Aggregator 2 LP, LIBOR 1M + 3.500%(8)	(B, Ba3)	04/30/26	3.904	904,952
					3,192,532
Building & Construction (0.6%)
449	ACProducts, Inc., LIBOR 3M + 6.500%(8)	(B, B2)	08/18/25	8.192	404,082
421	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(5),(8)	(BB, B2)	10/29/24	3.750	400,147

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building & Construction
$549	TRC Companies, Inc., LIBOR 3M + 5.000%(5),(7),(8)	(B, B2)	06/21/24	6.450	$499,246
249	TRC Companies, Inc., LIBOR 3M + 3.500%(7),(8)	(B, B2)	06/21/24	4.950	225,671
					1,529,146
Building Materials (1.3%)
590	Airxcel, Inc., LIBOR 1M + 4.500%(8)	(B-, Caa2)	04/28/25	4.904	431,317
750	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(8)	(BB-, B2)	08/13/25	3.404	704,575
1,237	NCI Building Systems, Inc., LIBOR 1M + 3.750%(8)	(B+, B2)	04/12/25	4.579	1,072,676
1,006	Priso Acquisition Corp., LIBOR 6M + 3.000%(8)	(B+, B3)	05/08/22	4.160	926,911
					3,135,479
Chemicals (2.6%)
413	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(8)	(B, B2)	09/13/23	4.863	362,818
311	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(8)	(B, B2)	09/13/23	4.863	273,343
961	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(5),(8)	(BB-, B1)	08/27/26	6.700	884,084
593	Minerals Technologies, Inc.(5)	(BB+, Ba2)	05/09/21	4.750	584,433
1,232	PMHC II, Inc., LIBOR 12M + 3.500%(8)	(CCC+, Caa1)	03/31/25	4.500	1,005,450
1,482	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(8)	(B, B2)	10/15/25	5.725	1,292,931
500	Solenis Holdings LLC, LIBOR 3M + 4.000%(8)	(B-, B3)	06/26/25	5.613	436,750
743	UTEX Industries, Inc., LIBOR 1M + 4.000%(8)	(CCC, Caa1)	05/22/21	5.311	205,931
455	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(7),(8)	(CCC, Caa2)	10/27/25	9.863	309,444
1,466	Zep, Inc., LIBOR 3M + 4.000%(8)	(CCC+, Caa1)	08/12/24	5.072	1,109,263
					6,464,447
Diversified Capital Goods (2.3%)
1,116	Callaway Golf Co., LIBOR 1M + 4.500%(8)	(B+, Ba3)	01/02/26	5.329	1,079,527
481	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.000%(5),(8)	(BB-, B2)	12/31/21	4.000	464,139
1,464	Dynacast International LLC, LIBOR 3M + 3.250%(8)	(CCC, Caa1)	01/28/22	4.700	876,650
489	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(5),(8)	(B, B1)	06/28/24	4.950	427,659
952	Filtration Group Corp., LIBOR 1M + 3.000%(8)	(B, B2)	03/29/25	3.404	911,847
526	Thermon Industries, Inc., LIBOR 1M + 3.750%(5),(8)	(B, B2)	10/30/24	4.750	489,296
1,623	Vertiv Group Corp., LIBOR 1M + 3.000%(5),(8)	(B+, B1)	03/02/27	3.993	1,533,396
					5,782,514

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electronics (1.3%)
$488	CPI International, Inc., LIBOR 1M + 3.500%(5),(7),(8)	(B-, B3)	07/26/24	4.500	$411,938
500	CPI International, Inc., LIBOR 1M + 7.250%(5),(7),(8)	(CCC, Caa2)	07/26/25	8.250	442,500
1,004	Microchip Technology, Inc., LIBOR 1M + 2.000%(8)	(BB+, Baa3)	05/29/25	2.410	974,504
1,220	Oberthur Technologies S.A., LIBOR 3M + 3.750%(8)	(B-, B3)	01/10/24	5.200	1,057,027
405	Triton Solar U.S. Acquisition Co., LIBOR 6M + 6.000%(7),(8)	(B, B3)	10/29/24	7.072	337,406
					3,223,375
Energy - Exploration & Production (0.5%)
1,489	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(8)	(B-, B2)	05/22/26	4.404	1,057,013
860	PES Holdings LLC, Prime + 6.990%(4),(5),(8)	(NR, NR)	12/31/22	6.990	202,020
					1,259,033
Food - Wholesale (1.3%)
986	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(5),(8)	(B, B2)	12/13/23	4.322	922,117
526	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(5),(8)	(B, B2)	12/13/23	5.342	496,873
214	U.S. Foods, Inc., LIBOR 6M + 2.000%(8)	(BB, B3)	09/13/26	3.072	192,699
1,730	United Natural Foods, Inc., LIBOR 1M + 4.250%(8)	(B, B3)	10/22/25	4.654	1,573,409
					3,185,098
Gaming (0.7%)
959	CBAC Borrower LLC, LIBOR 1M + 4.000%(7),(8)	(CCC+, Caa2)	07/08/24	4.404	731,836
916	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(5),(8)	(B+, B1)	07/10/25	4.950	913,724
					1,645,560
Gas Distribution (0.8%)
1,125	BCP Renaissance Parent LLC, LIBOR 3M + 3.500%(8)	(B+, B2)	10/31/24	4.950	884,429
1,410	Traverse Midstream Partners LLC, LIBOR 1M + 4.000%(8)	(B+, B3)	09/27/24	5.000	1,077,157
					1,961,586
Health Facilities (0.8%)
987	Surgery Center Holdings, Inc., LIBOR 1M + 3.250%(8)	(B-, B2)	09/03/24	4.250	886,139
173	Surgery Center Holdings, Inc., LIBOR 1M + 8.000%(8)	(B-, B2)	09/03/24	9.000	173,809

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Health Facilities
$161	Western Dental Services, Inc., LIBOR 3M + 4.500%(5),(8)	(CCC+, B3)	06/30/23	5.950	$130,212
1,097	Western Dental Services, Inc., LIBOR 3M + 5.250%(8)	(CCC+, B3)	06/30/23	6.700	886,356
					2,076,516
Health Services (3.4%)
2,021	Athenahealth, Inc., LIBOR 3M + 4.500%(5),(8)	(B, B2)	02/11/26	5.284	1,879,984
1,486	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(8)	(B, B3)	02/27/26	4.154	1,261,448
998	Cambrex Corp., LIBOR 1M + 5.000%(8)	(B, B2)	12/04/26	6.000	956,353
337	Carestream Health, Inc., LIBOR 3M + 6.250%(8)	(B-, B1)	02/28/21	7.322	309,402
1,731	KUEHG Corp., LIBOR 3M + 3.750%(8)	(CCC+, B3)	02/21/25	5.200	1,412,528
1,485	Learning Care Group, Inc., LIBOR 3M + 3.250%(8)	(CCC, B3)	03/13/25	4.250	1,232,424
163	Navicure, Inc., LIBOR 1M + 4.000%(5),(8)	(B-, B2)	10/22/26	4.404	152,949
1,244	Sotera Health Holdings LLC, LIBOR 1M + 4.500%(8)	(B, B2)	12/13/26	5.500	1,200,612
183	Valitas Health Services, Inc., LIBOR 3M + 10.000%(5),(6),(8)	(NR, NR)	06/30/20	11.450	99,611
328	Valitas Health Services, Inc., LIBOR 3M + 12.000%(5),(6),(8)	(NR, NR)	06/30/20	13.450	33
					8,505,344
Insurance Brokerage (0.7%)
657	Acrisure LLC, LIBOR 3M + 3.500%(8)	(B, B2)	02/15/27	5.207	609,733
1,290	NFP Corp., LIBOR 1M + 3.250%(8)	(B, B2)	02/15/27	3.654	1,167,830
					1,777,563
Investments & Misc. Financial Services (1.8%)
1,247	Advisor Group, Inc., LIBOR 1M + 5.000%(8)	(B-, B2)	07/31/26	5.404	1,030,898
545	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7),(8)	(B+, B3)	04/03/24	5.450	423,933
563	Ditech Holding Corp., Prime + 7.000%(4),(8)	(NR, NR)	06/30/22	11.250	226,936
428	Focus Financial Partners LLC, LIBOR 1M + 2.000%(8)	(BB-, Ba3)	07/03/24	2.404	409,457
802	Hudson River Trading LLC, LIBOR 1M + 3.000%(8)	(BB-, Ba2)	02/18/27	3.404	779,749
651	Liquidnet Holdings, Inc., LIBOR 3M + 3.250%(8)	(BB-, Ba3)	07/15/24	4.322	569,434
1,068	VFH Parent LLC, LIBOR 1M + 3.000%(8)	(B+, Ba3)	03/01/26	3.864	1,038,882
					4,479,289

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Machinery (1.0%)
$919	Cohu, Inc., LIBOR 1M + 3.000%(8)	(B-, B2)	10/01/25	3.404	$763,621
290	CPM Holdings, Inc., LIBOR 6M + 3.750%(8)	(CCC+, B3)	11/17/25	4.840	234,957
247	CPM Holdings, Inc., LIBOR 6M + 8.250%(7),(8)	(CCC, Caa3)	11/15/26	9.342	207,997
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(8)	(CCC, Caa3)	09/06/26	7.154	220,130
723	LTI Holdings, Inc., LIBOR 1M + 3.500%(8)	(CCC+, B3)	09/06/25	3.904	584,947
620	Penn Engineering & Manufacturing Corp., LIBOR 3M + 2.750%(5),(8)	(B+, B1)	06/27/24	4.125	576,862
					2,588,514
Managed Care (1.0%)
1,399	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(8)	(B+, B2)	04/02/25	3.875	1,359,568
1,250	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(8)	(B+, B1)	06/07/23	4.200	1,158,013
					2,517,581
Media - Diversified (0.6%)
623	Cast and Crew Payroll LLC, LIBOR 1M + 3.750%(8)	(B, B2)	02/09/26	4.160	535,523
984	Diamond Sports Group LLC, LIBOR 1M + 3.250%(8)	(BB, Ba2)	08/24/26	3.820	809,695
250	NEP/NCP Holdco, Inc., LIBOR 3M + 7.000%(5),(7),(8)	(CCC, Ca)	10/19/26	8.450	150,000
					1,495,218
Media Content (0.4%)
944	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(8)	(BB, Ba2)	10/19/26	3.375	882,957
Medical Products (0.7%)
1,056	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(8)	(CCC+, B3)	06/15/23	6.060	810,846
990	CryoLife, Inc., LIBOR 3M + 3.250%(8)	(B, B2)	12/02/24	4.700	945,329
					1,756,175
Metals & Mining - Excluding Steel (0.8%)
2,193	GrafTech Finance, Inc., LIBOR 1M + 3.500%(5),(8)	(BB-, B1)	02/12/25	4.500	1,995,388
221	Noranda Aluminum Acquisition Corp., Prime + 3.500%(4),(5),(8)	(NR, NR)	02/28/19	7.750	15,487
					2,010,875
Non - Electric Utilities (0.1%)
729	BCP Raptor LLC, LIBOR 2M + 4.250%(8)	(B-, B3)	06/24/24	5.250	353,747

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging (1.0%)
$495	Berry Global, Inc., LIBOR 1M + 2.000%(8)	(BBB-, Ba2)	07/01/26	2.829	$474,469
647	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(8)	(B, B2)	12/29/23	4.433	608,050
819	Proampac PG Borrower LLC, LIBOR 1M + 3.500%(8)	(B-, B3)	11/20/23	4.840	759,096
737	Strategic Materials, Inc., LIBOR 3M + 3.750%(7),(8)	(CCC, Caa3)	10/25/24	5.513	390,048
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(5),(7),(8)	(CC, C)	10/27/25	9.513	129,000
					2,360,663
Personal & Household Products (0.3%)
724	Serta Simmons Bedding LLC, LIBOR 3M + 3.500%(8)	(CCC-, Caa3)	11/08/23	4.610	333,142
250	Serta Simmons Bedding LLC, LIBOR 3M + 8.000%(8)	(C, Ca)	11/08/24	9.020	61,250
448	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(8)	(B-, B2)	11/30/23	5.200	407,158
					801,550
Pharmaceuticals (1.3%)
1,011	Akorn, Inc., LIBOR 1M + 13.750%(8)	(CC, Caa3)	04/16/21	7.750	857,790
868	Endo Luxembourg Finance Co. I Sarl, LIBOR 1M + 4.250%(8)	(B+, B1)	04/29/24	5.000	796,399
743	RPI 2019 Intermediate Finance Trust, LIBOR 1M + 1.750%(8)	(BBB-, Baa3)	02/11/27	2.154	723,376
988	Syneos Health, Inc., LIBOR 1M + 1.500%(5),(8)	(BB, Ba3)	03/26/24	1.904	924,547
					3,302,112
Real Estate Development & Management (0.7%)
1,016	Forest City Enterprises LP, LIBOR 1M + 3.500%(8)	(B+, B2)	12/08/25	3.904	931,740
1,000	Hanjin International Corp., LIBOR 1M + 2.500%(5),(8)	(B, B1)	10/18/20	2.904	855,000
					1,786,740
Real Estate Investment Trusts (0.5%)
1,234	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(8)	(BB-, Ba3)	08/21/25	3.154	1,152,721
Recreation & Travel (1.6%)
250	Bulldog Purchaser, Inc., LIBOR 3M + 7.750%(7),(8)	(CCC, Caa3)	09/04/26	8.822	185,000
1,727	Bulldog Purchaser, Inc., LIBOR 3M + 3.750%(8)	(B, B3)	09/05/25	4.822	1,423,697
852	Cineworld Ltd., LIBOR 1M + 1.500%(5),(8)	(CCC+, B3)	02/05/27	3.000	519,470

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel
$199	Crown Finance U.S., Inc., LIBOR 6M + 2.250%(8)	(CCC+, B3)	02/28/25	3.322	$127,941
1,968	Hornblower Sub LLC, LIBOR 3M + 4.500%(8)	(CCC+, B3)	04/27/25	5.950	1,344,968
364	Samsonite International S.A., LIBOR 1M + 4.500%(5),(8)	(BB, Ba2)	04/25/25	5.500	356,363
					3,957,439
Restaurants (1.9%)
1,263	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(8)	(B, B2)	06/27/25	3.904	1,074,945
1,087	Golden Nugget, Inc., LIBOR 1M + 2.500%(8)	(B, B2)	10/04/23	3.455	884,495
1,237	IRB Holding Corp., LIBOR 1M + 2.750%(8)	(B, B3)	02/05/25	3.751	1,089,342
493	K-Mac Holdings Corp., LIBOR 1M + 3.000%(8)	(B-, B2)	03/14/25	3.404	421,863
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7),(8)	(CCC, Caa2)	03/16/26	7.154	226,096
739	Miller's Ale House, Inc., LIBOR 3M + 4.750%(7),(8)	(CCC, Caa1)	05/30/25	5.634	461,701
742	Tacala LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/05/27	3.904	643,741
					4,802,183
Software - Services (7.1%)
1,493	Almonde, Inc., LIBOR 6M + 3.500%(8)	(CCC+, B2)	06/13/24	4.500	1,306,205
750	Aston FinCo Sarl, LIBOR 1M + 4.250%(8)	(B-, B2)	10/09/26	5.114	695,625
1,102	Compuware Corp., LIBOR 1M + 4.000%(8)	(B, B2)	08/22/25	4.404	1,085,305
897	Emerald TopCo, Inc., LIBOR 1M + 3.500%(8)	(B, B2)	07/24/26	4.259	847,819
1,705	Epicor Software Corp., LIBOR 1M + 3.250%(8)	(B-, B2)	06/01/22	3.660	1,653,187
653	Flexera Software LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	02/26/25	4.500	629,279
748	Huskies Parent, Inc., LIBOR 1M + 4.000%(5),(8)	(B-, B2)	07/31/26	4.404	716,330
1,244	Hyland Software, Inc., LIBOR 1M + 7.000%(8)	(CCC, Caa1)	07/07/25	7.750	1,170,399
1,238	Hyland Software, Inc., LIBOR 1M + 3.250%(8)	(B-, B1)	07/01/24	4.000	1,192,416
1,185	MA FinanceCo. LLC, LIBOR 1M + 2.250%(8)	(BB-, B1)	11/19/21	2.654	1,134,941
199	MA FinanceCo. LLC, LIBOR 1M + 2.500%(8)	(BB-, B1)	06/21/24	2.904	185,317

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$382	Newport Group, Inc., LIBOR 3M + 3.750%(5),(8)	(B, B2)	09/13/25	5.200	$357,393
1,114	Project Boost Purchaser, LLC, LIBOR 1M + 3.500%(8)	(B-, B2)	06/01/26	3.904	983,842
248	Project Leopard Holdings, Inc., LIBOR 1M + 4.500%(5),(8)	(B, B2)	07/07/23	5.950	225,768
495	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(5),(8)	(B, B2)	07/07/23	5.700	450,439
690	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(8)	(B-, B2)	02/09/24	4.750	613,704
309	S2P Acquisition Borrower, Inc., LIBOR 3M + 4.000%(8)	(B-, B2)	08/14/26	5.073	289,065
1,344	Seattle Spinco, Inc., LIBOR 1M + 2.500%(8)	(BB-, B1)	06/21/24	2.904	1,251,511
215	SS&C Technologies Holdings Europe Sarl, LIBOR 1M + 1.750%(8)	(BB+, Ba2)	04/16/25	2.154	207,468
301	SS&C Technologies, Inc., LIBOR 1M + 1.750%(8)	(BB+, Ba2)	04/16/25	2.154	290,747
1,941	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(8)	(B, B2)	05/04/26	4.154	1,860,599
423	VS Buyer LLC, LIBOR 3M + 3.250%(8)	(B-, B1)	02/28/27	4.863	402,676
					17,550,035
Specialty Retail (0.9%)
423	Champ Acquisition Corp., LIBOR 6M + 5.500%(8)	(B, B1)	12/19/25	6.572	377,619
1,367	EG America LLC, LIBOR 6M + 4.000%(8)	(B, B2)	02/07/25	5.072	1,179,429
798	Mister Car Wash Holdings, Inc., LIBOR 6M + 3.250%(8)	(CCC+, B2)	05/14/26	4.375	685,905
					2,242,953
Steel Producers/Products (1.0%)
1,203	Atkore International, Inc., LIBOR 3M + 2.750%(8)	(BB-, Ba3)	12/22/23	4.020	1,159,162
1,250	Zekelman Industries, Inc., LIBOR 1M + 2.250%(8)	(BB, Ba3)	01/24/27	2.820	1,189,581
					2,348,743
Support - Services (1.5%)
998	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(8)	(B-, B3)	07/10/26	4.654	935,406
712	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(8)	(B-, B3)	06/21/24	5.455	606,482
692	Long Term Care Group, Inc., LIBOR 1M + 5.250%(5),(8)	(B, B3)	12/06/22	6.250	660,790
975	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(7),(8)	(CCC, Caa1)	12/20/23	5.500	738,461

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Service
$444	St. George's University Scholastic Services, LIBOR 1M + 3.250%(5),(8)	(B+, B2)	07/17/25	3.660	$420,663
327	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(7),(8)	(CCC, Caa2)	08/25/25	9.671	250,364
					3,612,166
Tech Hardware & Equipment (0.2%)
597	CommScope, Inc., LIBOR 1M + 3.250%(8)	(B+, Ba3)	04/06/26	3.654	566,599
Telecom - Wireline Integrated & Services (2.3%)
488	Altice Financing S.A., LIBOR 1M + 2.750%(8)	(B, B2)	01/31/26	3.375	453,375
496	Altice France S.A., LIBOR 1M + 4.000%(8)	(B, B2)	08/14/26	4.814	464,808
1,489	Altice France S.A., LIBOR 1M + 3.688%(8)	(B, B2)	01/31/26	4.502	1,386,714
1,172	CenturyLink, Inc., LIBOR 1M + 2.250%(8)	(BBB-, Ba3)	03/15/27	2.654	1,113,656
646	GTT Communications, Inc., LIBOR 1M + 2.750%(8)	(CCC+, B2)	05/31/25	3.150	478,071
1,123	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(8)	(B, B2)	11/15/24	4.000	1,041,292
458	TVC Albany, Inc., LIBOR 1M + 3.500%(8)	(B-, B2)	07/23/25	3.900	421,728
438	TVC Albany, Inc., LIBOR 1M + 7.500%(5),(7),(8)	(CCC, Caa2)	07/23/26	7.900	382,812
					5,742,456
Theaters & Entertainment (2.0%)
495	AMC Entertainment Holdings, Inc., LIBOR 6M + 3.000%(8)	(CCC+, B3)	04/22/26	4.080	366,327
1,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(5),(8)	(B-, B3)	07/03/26	5.500	1,567,887
1,796	Technicolor S.A., LIBOR 3M + 2.750%(8)	(B-, Caa1)	12/06/23	4.363	904,165
170	TopGolf International, Inc., LIBOR 1M + 5.500%(7),(8)	(CCC+, B3)	02/08/26	6.389	145,275
2,480	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(8)	(CCC+, B3)	05/18/25	3.731	1,875,073
					4,858,727
Trucking & Delivery (0.3%)
982	Transplace Holdings, Inc., LIBOR 6M + 3.750%(7),(8)	(B-, B1)	10/07/24	4.822	851,648
TOTAL BANK LOANS (Cost $139,354,108)					119,705,693
ASSET BACKED SECURITIES (4.7%)
Collateralized Debt Obligations (3.9%)
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(8)	(BB-, NR)	01/15/30	6.419	514,330
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(BB-, NR)	07/27/31	6.391	402,043

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7),(8)	(NR, B1)	04/27/27	7.141	$298,833
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(7),(9),(10)	(NR, NR)	07/20/31	0.000	246,503
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/18/31	6.985	446,786
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(8)	(NR, Ba3)	01/18/31	6.535	522,129
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	10/15/29	7.569	430,874
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(8)	(BB-, NR)	01/27/31	6.841	496,981
750	Greywolf CLO VI Ltd., 2018-1A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(BB-, NR)	04/26/31	6.741	511,334
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(7),(9),(10)	(NR, NR)	07/25/27	0.000	70,975
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(8)	(NR, Ba3)	10/16/30	6.676	274,747
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(8)	(NR, Ba3)	04/15/29	7.299	409,486
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.30%(1),(8)	(NR, Ba3)	07/20/30	7.435	528,348
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(8)	(NR, Baa3)	07/17/28	4.105	416,794
750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(8)	(NR, Baa3)	07/15/28	4.279	659,467
750	THL Credit Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(8)	(NR, Ba3)	10/15/27	6.769	449,113
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(8)	(NR, Ba3)	07/15/32	7.969	763,388
500	Venture 35 CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(8)	(NR, Baa3)	10/22/31	4.598	394,083
750	Venture CDO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900%(1),(8)	(NR, Baa2)	10/20/28	5.035	598,364
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(8)	(NR, Ba3)	07/20/30	7.285	274,575
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(8)	(NR, Ba3)	01/20/29	8.135	280,191
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(8)	(NR, Ba3)	06/20/29	6.866	396,518

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(8)	(BBB-, NR)	07/14/31	4.661	$398,315
					9,784,177
Other Asset Backed (0.8%)
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(8)	(BB-, NR)	01/17/33	8.012	677,445
750	KKR CLO 16 Ltd., Rule 144A, LIBOR 3M + 6.750%(1),(8)	(NR, Ba3)	01/20/29	7.885	437,813
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(8)	(BB-, NR)	10/20/32	8.365	730,978
					1,846,236
TOTAL ASSET BACKED SECURITIES (Cost $17,848,681)					11,630,413
Number of Shares
COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.2%)
23,014	UCI International, Inc.(5),(6),(7),(11)				506,308
Building & Construction (0.0%)
2	White Forest Resources, Inc.(5),(6),(7),(11)				—
Building Materials (0.1%)
60,000	Cornerstone Building Brands, Inc.(11)				319,800
2,935	Euramax International, Inc.(5),(6),(11)				29
					319,829
Chemicals (0.0%)
1,512	Project Investor Holdings LLC(5),(6),(7),(11)				15
25,202	Proppants Holdings LLC(5),(6),(7),(11)				70,062
					70,077
Energy - Exploration & Production (0.0%)
749	Independence Contract Drilling, Inc.(11)				5,836
37,190	PES Energy, Inc.(7),(11)				2,343
					8,179
Health Services (0.0%)
19,765	Valitas Health Services, Inc.(5),(6),(11)				198
Metals & Mining - Excluding Steel (0.2%)
1,100,000	Taseko Mines Ltd.(11)				388,063
Recreation & Travel (0.1%)
5,000	Six Flags Entertainment Corp.				100,050
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(11)				—
8	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(11)				—
19	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(11)				—
					0
TOTAL COMMON STOCKS (Cost $2,952,692)					1,392,704
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

Number of Shares		Value
WARRANTS (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(11)	$—
Diversified Capital Goods (0.0%)
5,506	Horizon Global Corp. expires 06/30/2021(11)	2,202
TOTAL WARRANTS (Cost $3,276)		2,202
SHORT-TERM INVESTMENTS (0.5%)
1,370,245	State Street Navigator Securities Lending Government Money Market Portfolio 0.19%(12) (Cost $1,370,245)	1,370,245
TOTAL INVESTMENTS AT VALUE (95.1%) (Cost $280,063,151)		236,041,013
OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)		12,156,282
NET ASSETS (100.0%)		$248,197,295

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, these securities amounted to a value of $98,687,751 or 39.8% of net assets.

(2)  Security or portion thereof is out on loan (See note 2-K).

(3)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)  Bond is currently in default.

(5)  Security is valued using significant unobservable inputs.

(6)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(7)  Illiquid security (unaudited).

(8)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2020.

(9)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of April 30, 2020.

(10)  Zero coupon security.

(11)  Non-income producing security.

(12)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2020.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2020 (unaudited)

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	852,500	USD	637,960	10/13/20	Deutsche Bank AG	$637,960	$614,058	$(23,902)
CAD	148,500	USD	105,867	10/13/20	Morgan Stanley	105,867	106,965	1,098
CAD	38,500	USD	27,647	10/13/20	Barclays Bank PLC	27,647	27,731	84
USD	584,375	CAD	775,500	10/13/20	Morgan Stanley	(584,375)	(558,592)	25,783
USD	506,201	CAD	682,000	10/13/20	Deutsche Bank AG	(506,201)	(491,247)	14,954
USD	11,847	CAD	16,500	10/13/20	JPMorgan Chase	(11,847)	(11,885)	(38)
USD	60,874	CAD	82,500	10/13/20	Barclays Bank PLC	(60,874)	(59,425)	1,449
								$19,428

Currency Abbreviations:

CAD = Canadian Dollar

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2020 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $1,370,245 (Cost $280,063,151) (Note 2)	$236,041,013[1]
Cash	9,723,665
Receivable for investments sold	6,175,434
Interest receivable	2,848,785
Receivable for Fund shares sold	743,732
Unrealized appreciation on forward foreign currency contracts (Note 2)	43,368
Prepaid expenses and other assets	57,215
Total assets	255,633,212
Liabilities
Investment advisory fee payable (Note 3)	92,897
Administrative services fee payable (Note 3)	31,573
Shareholder servicing/Distribution fee payable (Note 3)	42,806
Payable for investments purchased	5,116,799
Payable upon return of securities loaned (Note 2)	1,370,245
Payable for Fund shares redeemed	536,177
Dividend payable	62,117
Unrealized depreciation on forward foreign currency contracts (Note 2)	23,940
Trustees' fee payable	16,304
Accrued expenses	143,059
Total liabilities	7,435,917
Net Assets
Capital stock, $.001 par value (Note 6)	28,419
Paid-in capital (Note 6)	304,467,106
Total distributable earnings (loss)	(56,298,230)
Net assets	$248,197,295
I Shares
Net assets	$168,981,375
Shares outstanding	19,351,351
Net asset value, offering price and redemption price per share	$8.73
A Shares
Net assets	$36,006,984
Shares outstanding	4,122,180
Net asset value and redemption price per share	$8.73
Maximum offering price per share (net asset value/(1-4.75%))	$9.17
C Shares
Net assets	$43,208,936
Shares outstanding	4,945,788
Net asset value, offering price and redemption price per share	$8.74

1  Includes $1,324,341 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2020 (unaudited)

Investment Income
Interest	$9,757,391
Dividends	6,200
Other	1,103
Securities lending (net of rebates)	9,171
Total investment income	9,773,865
Expenses
Investment advisory fees (Note 3)	1,320,993
Administrative services fees (Note 3)	49,671
Shareholder servicing/Distribution fees (Note 3)
Class A	57,392
Class C	251,112
Transfer agent fees (Note 3)	127,047
Registration fees	37,240
Custodian fees	35,248
Trustees' fees	32,351
Audit and tax fees	30,741
Printing fees	25,638
Legal fees	19,891
Commitment fees (Note 4)	19,207
Insurance expense	3,552
Miscellaneous expense	6,541
Total expenses	2,016,624
Less: fees waived (Note 3)	(443,723)
Net expenses	1,572,901
Net investment income	8,200,964
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(4,644,215)
Net change in unrealized appreciation (depreciation) from investments	(35,437,173)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	24,901
Net realized and unrealized loss from investments and forward foreign currency contracts	(40,056,487)
Net decrease in net assets resulting from operations	$(31,855,523)

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2020 (unaudited)	For the Year Ended October 31, 2019
From Operations
Net investment income	$8,200,964	$15,518,052
Net realized loss from investments, forward foreign currency contracts and foreign currency transactions	(4,644,215)	(367,670)
Net change in unrealized appreciation (depreciation) from investments, forward foreign currency contracts and foreign currency translations	(35,412,272)	(2,689,908)
Net increase (decrease) in net assets resulting from operations	(31,855,523)	12,460,474
From Distributions
From distributable earnings
Class I	(6,042,065)	(10,684,898)
Class A	(1,215,032)	(2,448,231)
Class C	(1,145,338)	(2,143,869)
Return of Capital
Class I	—	(163,611)
Class A	—	(37,488)
Class C	—	(32,828)
Net decrease in net assets resulting from dividends	(8,402,435)	(15,510,925)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	72,585,928	192,306,895
Reinvestment of dividends	7,884,777	14,727,482
Net asset value of shares redeemed	(126,098,711)	(136,604,533)
Net increase (decrease) in net assets from capital share transactions	(45,628,006)	70,429,844
Net increase (decrease) in net assets	(85,885,964)	67,379,393
Net Assets
Beginning of period	334,083,259	266,703,866
End of period	$248,197,295	$334,083,259

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.88	$9.96	$10.24	$9.73	$9.78	$10.46
INVESTMENT OPERATIONS
Net investment income[1]	0.26	0.53	0.51	0.54	0.71	0.66
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(1.14)	(0.08)	(0.27)	0.52	(0.04)	(0.46)
Total from investment operations	(0.88)	0.45	0.24	1.06	0.67	0.20
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.27)	(0.52)	(0.52)	(0.53)	(0.72)	(0.60)
Distributions from net realized gains	—	—	—	—	—	(0.22)
Return of capital	—	(0.01)	(0.00)[2]	(0.02)	—	(0.06)
Total dividends and distributions	(0.27)	(0.53)	(0.52)	(0.55)	(0.72)	(0.88)
Net asset value, end of period	$8.73	$9.88	$9.96	$10.24	$9.73	$9.78
Total return[3]	(9.13)%	4.68%	2.34%	11.11%	7.40%	2.05%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$168,981	$230,330	$175,189	$114,605	$60,899	$65,651
Ratio of net expenses to average net assets	0.80%[4]	0.99%	0.99%	0.99%	1.00%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.80%[4]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.40%[4]	5.36%	5.08%	5.34%	7.64%	6.59%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[4]	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	18%	37%	45%	79%	73%	85%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.88	$9.96	$10.24	$9.74	$9.79	$10.47
INVESTMENT OPERATIONS
Net investment income[1]	0.25	0.51	0.49	0.51	0.64	0.55
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(1.15)	(0.08)	(0.28)	0.51	0.00[2]	(0.38)
Total from investment operations	(0.90)	0.43	0.21	1.02	0.64	0.17
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.50)	(0.49)	(0.50)	(0.69)	(0.57)
Distributions from net realized gains	—	—	—	—	—	(0.22)
Return of capital	—	(0.01)	(0.00)[2]	(0.02)	—	(0.06)
Total dividends and distributions	(0.25)	(0.51)	(0.49)	(0.52)	(0.69)	(0.85)
Net asset value, end of period	$8.73	$9.88	$9.96	$10.24	$9.74	$9.79
Total return[3]	(9.24)%	4.42%	2.09%	10.71%	7.12%	1.78%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$36,007	$50,343	$44,930	$36,961	$8,447	$66,244
Ratio of net expenses to average net assets	1.05%[4]	1.24%	1.24%	1.24%	1.25%	1.24%
Ratio of expenses to average net assets excluding interest expense	1.05%[4]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	5.17%[4]	5.13%	4.84%	4.99%	6.73%	5.45%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[4]	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	18%	37%	45%	79%	73%	85%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2020	For the Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$9.88	$9.96[1]	$10.24	$9.74	$9.79	$10.47[1]
INVESTMENT OPERATIONS
Net investment income[2]	0.21	0.43	0.41	0.43	0.63	0.55
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(1.13)	(0.08)	(0.28)	0.52	(0.06)	(0.45)
Total from investment operations	(0.92)	0.35	0.13	0.95	0.57	0.10
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.22)	(0.42)	(0.41)	(0.43)	(0.62)	(0.51)
Distributions from net realized gains	—	—	—	—	—	(0.22)
Return of capital	—	(0.01)	(0.00)[3]	(0.02)	—	(0.05)
Total dividends and distributions	(0.22)	(0.43)	(0.41)	(0.45)	(0.62)	(0.78)
Net asset value, end of period	$8.74	$9.88	$9.96[1]	$10.24	$9.74	$9.79
Total return[4]	(9.48)%	3.64%	1.33%	9.88%	6.33%	1.14%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$43,209	$53,410	$46,586	$31,411	$6,673	$3,022
Ratio of net expenses to average net assets	1.80%[5]	1.99%	1.99%	1.99%	2.00%	2.00%
Ratio of expenses to average net assets excluding interest expense	1.80%[5]	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.43%[5]	4.38%	4.09%	4.25%	6.70%	5.52%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.29%[5]	0.10%	0.17%	0.26%	0.29%	0.16%
Portfolio turnover rate	18%	37%	45%	79%	73%	85%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2020 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$101,169,141	$770,615		$101,939,756
Bank Loans	—	96,539,859	23,165,834		119,705,693
Asset Backed Securities	—	11,630,413	—		11,630,413
Common Stocks	813,749	2,343	576,612		1,392,704
Warrants	—	2,202	0	(1)	2,202
Short-term Investment	—	1,370,245	—		1,370,245
	$813,749	$210,714,203	$24,513,061	(1)	$236,041,013
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$43,368	$—		$43,368
Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$23,940	$—		$23,940

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes a zero valued security.

The following is a reconciliation of investments as of April 30, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$706	$19,515,637	$833,990	$—	(1)	$20,350,333
Accrued discounts (premiums)	—	26,385	—	—		26,385
Purchases	1,072,000	5,370,249	—	—		6,442,249
Sales	—	(1,805,263)	—	—		(1,805,263)
Realized gain (loss)	—	15,262	—	—		15,262
Change in unrealized appreciation (depreciation)	(302,091)	(3,416,731)	(257,378)	—		(3,976,200)
Transfers into Level 3	—	9,438,529	—	—		9,438,529
Transfers out of Level 3	—	(5,978,234)	—	—		(5,978,234)
Balance as of April 30, 2020	$770,615	$23,165,834	$576,612	$—	(1)	$24,513,061
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2020	$(302,091)	$(1,826,676)	$(257,378)	$—		$(2,386,145)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 4/30/2020	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$705	Income Approach	Expected Remaining Distribution	$0.01 (N/A)
	$769,910	Market Approach	EBITDA Multiples	3.7 (N/A)
Bank Loans	$99,644	Market Approach	EBITDA Multiples	4.0	(4.0)
	$23,066,190	Vendor Pricing	Single Broker Quote	$0.07 – $1.00	($0.90)
Common Stocks	$0	Income Approach	Expected Remaining Distribution	$0.00 – $0.01	($0.01)
	$70,304	Market Approach	EBITDA Multiples	2.9 – 8.5	(8.5)
	$506,308	Vendor Pricing	Single Broker Quote	$22.00 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	8.5 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended April 30, 2020, $9,438,529 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $5,978,234 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2020 and the effect of these derivatives on the Statement of Operations for the six months ended April 30, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$43,368	$23,940	$—	$24,901

For the six months ended April 30, 2020, the Fund held an average monthly value on a net basis of $1,212,400 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$1,533	$—	$—	$—	$1,533
Deutsche Bank AG	14,954	(14,954)	—	—	—
Morgan Stanley	26,881	—	—	—	26,881
	$43,368	$(14,954)	$—	$—	$28,414

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Deutsche Bank AG	$23,902	$(14,954)	$—	$—	$8,948
JPMorgan Chase	38	—	—	—	38
	$23,940	$(14,954)	$—	$—	$8,986

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2020, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at April 30, 2020 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of April 30, 2020, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2020, the Fund had investment securities on loan with a fair value of $1,324,341. Collateral received for securities loaned and a related liability of $1,370,245 are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of April 30, 2020, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $12,311, of which $82 was rebated to borrowers (brokers). The Fund retained $9,171 in income from the cash collateral investment, and SSB, as lending agent, was paid $3,058.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 2. Significant Accounting Policies (continued)

the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

N) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the six months ended April 30, 2020, investment advisory and administration fees earned and fees waived/expenses

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

reimbursed by Credit Suisse were $1,320,993 and $443,723, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. Prior to November 12, 2019, Credit Suisse had contractually agreed to limit expenses so that the Fund's annual operating expenses did not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2020 are as follows:

	Fee waivers/ expense reimbursements subject to Recoupment	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022	Expires October 31, 2023
Class I	$616,493	$150,309	$57,746	$101,002	$307,436
Class A	156,100	49,364	18,678	23,286	64,772
Class C	146,479	33,187	17,570	24,207	71,515
Totals	$919,072	$232,860	$93,994	$148,495	$443,723

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $49,671.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2020, the Fund paid Rule 12b-1 distribution fees of $57,392 for Class A shares and $251,112 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2020, the Fund paid $79,834, which is included within transfer agent fees.

For the six months ended April 30, 2020, CSSU and its affiliates advised the Fund that they retained $13,349 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2020 and during the six months ended April 30, 2020, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 4. Line of Credit (continued)

party to a joint uncommitted line of credit facility with SSB. For the six months ended April 30, 2020, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2020, purchases and sales of investment securities (excluding short-term investments) were $53,158,351 and $98,345,394, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	6,006,566	$58,029,384	16,020,683	$158,880,864
Shares issued in reinvestment of dividends	596,512	5,661,785	1,040,714	10,308,101
Shares redeemed	(10,574,848)	(96,080,142)	(11,330,312)	(111,828,758)
Net increase (decrease)	(3,971,770)	$(32,388,973)	5,731,085	$57,360,207
	Class A
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,077,628	$10,644,733	1,841,627	$18,205,631
Shares issued in reinvestment of dividends	117,235	1,113,898	232,793	2,305,904
Shares redeemed	(2,168,757)	(20,893,327)	(1,488,521)	(14,712,852)
Net increase (decrease)	(973,894)	$(9,134,696)	585,899	$5,798,683
	Class C
	For the Six Months Ended April 30, 2020 (unaudited)		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	404,533	$3,911,811	1,534,833	$15,220,400
Shares issued in reinvestment of dividends	117,129	1,109,094	213,349	2,113,477
Shares redeemed	(981,152)	(9,125,242)	(1,018,335)	(10,062,923)
Net increase (decrease)	(459,490)	$(4,104,337)	729,847	$7,270,954

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2020 (unaudited)

Note 6. Capital Share Transactions (continued)

On April 30, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	72%
Class A	4	66%
Class C	3	86%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the amended and restated investment management agreement (the "Investment Management Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement") for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a Special Telephonic Meeting held on November 5, 2019 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement and the Sub-Advisory Agreement, and at an in-person meeting held on November 11 and 12, 2019, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.84% of the Fund's average daily net assets ("Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment manager, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that earlier in the past year Credit Suisse had entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, through February 28, 2020 (the previous expense limitation agreement had been voluntary) and that Credit Suisse has now extended the Expense Limitation Agreement until February 28, 2021 and has lowered the overall Fund's total operating expenses to 1.04%, 1.79% and 0.79% of the average daily net assets of Class A, Class C and Class I, respectively pursuant to the Fund's most recent Expense Limitation Agreement.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were effectively being lowered pursuant to the Fund's most

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

recent Expense Limitation Agreement The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement and the Sub-Advisory Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed its Performance Universe for the one-year period reported, but significantly outperformed over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that if the Fund grows, additional efficiencies and economies of scale potentially could be realized. The Board also noted the current contractual expense limitations currently in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses and their respective reputations as a result of their relationship with the Fund and the Fund's performance (such as the ability to market its advisory services to other clients or investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution and their policies and practices regarding soft dollars for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures.

Credit Suisse Strategic Income Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation and further lowering total Fund operating expenses pursuant to such expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Strategic Income Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2020, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Strategic Income Fund
Change in Independent Registered Public Accounting Firm (unaudited)

Effective June 25, 2020, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Fund. The Audit Committee of the Board participated in, and approved, the decision to change the independent registered public accounting firm on June 25, 2020. KPMG's reports on the Fund's financial statements for the fiscal periods ended October 31, 2019 and October 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Board approved the engagement of PricewaterhouseCoopers LLP ("PwC") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2020. During the Fund's fiscal periods ended October 31, 2019 and October 31, 2018 and the subsequent interim period through June 25, 2020, neither the Fund, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us

•  or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 19, 2020.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-SAR-0420

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(a)(4)	Change in Independent Registered Public Accounting Firm

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 9, 2020

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	July 9, 2020